UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

JEFFREY K. RINGDAHL, PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2023

Date of reporting period: February 28, 2023

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

American Beacon®
FUNDS

2023 SEMI-ANNUAL REPORT

February 28, 2023

THE LONDON COMPANY INCOME EQUITY FUND

ZEBRA SMALL CAP EQUITY FUND

TLC_Zeb 0223

About American Beacon Advisors Inc.

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, Inc., you can put the experience of a multi-billion dollar asset management firm to work for your company.

THE LONDON COMPANY INCOME EQUITY FUND

Investing in medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in dividend-paying stocks may result in less earnings growth or capital appreciation than investing in non-dividend paying stocks. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Information Technology sector companies may face intense competition and rapid product obsolescence, have limited product lines, markets, financial resources or personnel, and lose patent, copyright and trademark protections. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program.

ZEBRA SMALL CAP EQUITY FUND

Investing in small- and micro-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. At times, certain securities may have limited marketability and may be difficult to sell. Quantitative models may not perform as expected and may result in losses for the Fund. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program.

Please see the prospectus for a complete discussion of the Funds’ risks. There can be no assurances that the investment objectives of these Funds will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	February 28, 2023

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Warren E. Buffett, the “Oracle of Omaha” and billionaire chairman and CEO of Berkshire Hathaway, once said, “Predicting rain doesn’t count. Building arks does.”

Mr. Buffett’s plain-spoken words make a great deal of common sense. Figuring out when the next dangerous storm may occur could prove to be an effort in futility if we haven’t also devised a plan for preserving our physical well-being when the thunder rolls and the lightning strikes. The time to build a shelter is before the storm clouds appear on the horizon. The same can also be said about our investment portfolios. Careful planning and fine-tuning can be especially important as we seek to preserve and grow our investment portfolios during periods of economic uncertainty – particularly as we consider the effects of higher inflation, slower economic growth and geopolitical concerns such as Russia’s war with Ukraine.

None of us has the ability to foresee the future – not even the Oracle of Omaha. To help your investment portfolio weather storms over the long term, we encourage you to work with financial professionals to develop your personal savings plan, conduct annual plan reviews, and make thoughtful, purposeful plan adjustments to better manage your evolving financial needs and goals. By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your portfolio. By allocating your portfolio according to your risk-tolerance level, you may be better positioned to withstand short-term crises. Through careful planning, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for entrusting your financial success with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Jeffrey K. Ringdahl

President

American Beacon Funds

1

American Beacon The London Company Income Equity FundSM

Performance Overview

February 28, 2023 (Unaudited)

The Investor Class of the American Beacon The London Company Income Equity Fund (the “Fund”) returned -0.20% for the six months ended February 28, 2023. The Fund underperformed the Russell 1000® Value Index (the “Index”) return of 4.07% for the same period.

Total Returns for the Period ended February 28, 2023

	Ticker	6 months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,2,5)	ABCIX	(0.04)%	(5.35)%	10.60%	8.30%	10.00%
Y Class (1,2,5)	ABCYX	(0.08)%	(5.40)%	10.54%	8.23%	9.92%
Investor Class (1,2,5)	ABCVX	(0.20)%	(5.68)%	10.24%	7.94%	9.64%
A Class without sales charge (1,2,5)	ABCAX	(0.25)%	(5.66)%	10.26%	7.96%	9.60%
A Class with sales Charge (1,2,5)	ABCAX	(5.97)%	(11.10)%	8.10%	6.69%	8.95%
C Class without sales charge (1,2,5)	ABECX	(0.57)%	(6.36)%	9.43%	7.15%	8.95%
C Class with sales charge (1,2,5)	ABECX	(1.57)%	(7.36)%	9.43%	7.15%	8.95%
R6 Class (1,4,5)	ABCRX	(0.04)%	(5.32)%	10.65%	8.33%	10.02%

Russell 1000® Value Index (3)		4.07%	(2.81)%	10.96%	7.22%	9.60%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800- 967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.

A portion of the fees charged to the R5 Class of the Fund was waived from 2012 through 2014, partially recovered in 2015 and fully recovered in 2016. Performance prior to waiving fees was lower than actual returns shown for 2012 through 2014. A portion of the fees charged to the Investor Class of the Fund was waived in 2012 and 2013 and fully recovered in 2014 and 2015. Performance prior to waiving fees was lower than actual returns shown in 2012 and 2013. A portion of the fees charged to the Y, A, and C Classes of the Fund was waived from 2012 through 2014 and fully recovered in 2015. Performance prior to waiving fees was lower than actual returns shown for 2012 through 2014.

3.

The Russell 1000® Value Index is an unmanaged index of those stocks in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index is a trademark of Frank Russell Company (“Russell”) and have been licensed for use by American Beacon Funds. The American Beacon The London Company Income Equity Fund is not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Index (upon which a fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with a Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to any fund or to its clients. The Index is calculated by Russell or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.

4.

Fund performance for the periods shown represents the returns achieved by the R5 Class from 2/28/13 up to 8/25/20, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the R5 Class. Therefore, total returns shown for periods prior to 8/25/20 may be lower than they would have been had the R6 Class been in existence since 8/31/12. A portion of the fees charged to the R6 Class of the Fund has been waived since Class inception on 8/25/20. Performance prior to waiving fees was lower than actual returns shown since 8/25/20.

5.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, C, and R6 Class shares were 0.74%, 0.80%, 1.06%, 1.05%, 1.78%, and 0.73%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index due to security selection and sector allocation.

From a security selection standpoint, the Fund’s holdings in the Information Technology and Industrials sectors detracted the most from relative performance. In the Information Technology sector, detractors included Fidelity National Information Services, Inc. (down 29.5%) and Apple, Inc. (down 5.9%). In the Industrials sector, United Parcel Service, Inc. (down 4.6%) and Norfolk Southern Corp. (down 6.5%) detracted from performance

2

American Beacon The London Company Income Equity FundSM

Performance Overview

February 28, 2023 (Unaudited)

relative to the Index. The aforementioned negative relative performance was somewhat offset by positive security selection in the Financials and Consumer Discretionary sectors. Contributors included Progressive Corp. (up 17.2%) and Cincinnati Financial Corp. (up 26.0%) in the Financials sector, and Starbucks Corp. (up 22.7%) and Lowe’s Cos., Inc. (up 7.1%) in the Consumer Discretionary sector.

From a sector allocation perspective, the Fund’s significant overweight allocation to the Information Technology sector (up 0.6%) detracted from the Fund’s relative performance. Conversely, an underweight allocation to the Utilities sector (down 11.0%) contributed positively to relative returns.

The sub-advisor’s investment process continues to focus on downside protection, current income, and capital appreciation.

Top Ten Holdings (% Net Assets)
Apple, Inc.		5.0
Progressive Corp.		4.6
Texas Instruments, Inc.		4.5
BlackRock, Inc.		3.9
Lowe’s Cos., Inc.		3.9
Johnson & Johnson		3.8
Berkshire Hathaway, Inc., Class B		3.8
Starbucks Corp.		3.8
Air Products & Chemicals, Inc.		3.8
United Parcel Service, Inc., Class B		3.7

Total Fund Holdings	30

Sector Allocation (% Equities)
Information Technology		22.6
Financials		15.5
Consumer Discretionary		11.1
Health Care		10.9
Consumer Staples		10.7
Industrials		9.3
Communication Services		6.4
Materials		4.0
Energy		3.6
Real Estate		3.2
Utilities		2.7

3

American Beacon Zebra Small Cap Equity FundSM

Performance Overview

February 28, 2023 (Unaudited)

The Investor Class of the American Beacon Zebra Small Cap Equity Fund (the “Fund”) returned 5.21% for the six-month period ended February 28, 2023. The Fund outperformed the Russell 2000® Index (the “Index”) return of 3.63%.

Total Returns for the Period ended February 28, 2023

	Ticker	6 months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,2,4)	AZSIX	5.46%	(5.08)%	12.23%	6.57%	9.46%
Y Class (1,2,4)	AZSYX	5.33%	(5.20)%	12.10%	6.45%	9.36%
Investor Class (1,2,4)	AZSPX	5.21%	(5.46)%	11.81%	6.17%	9.05%
A Class without sales charge (1,2,4)	AZSAX	5.28%	(5.37)%	11.85%	6.18%	9.04%
A Class with sales Charge (1,2,4)	AZSAX	(0.79)%	(10.79)%	9.66%	4.94%	8.39%
C Class without sales charge (1,2,4)	AZSCX	4.80%	(6.13)%	10.98%	5.36%	8.38%
C Class with sales charge (1,2,4)	AZSCX	3.80%	(7.13)%	10.98%	5.36%	8.38%

Russell 2000® Index (3)		3.63%	(6.02)%	10.08%	6.01%	9.06%
Russell 2000® Value Index (3)		4.20%	(4.40)%	12.87%	6.38%	8.46%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge is 1.00% for C Class shares redeemed within one year of the date of purchase.

2.	A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

3.

The Russell 2000® Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Value Index and the Russell 2000 Index (each an “Index”) are trademarks of Frank Russell Company (“Russell”) and have been licensed for use by American Beacon Funds. The American Beacon Zebra Small Cap Equity Fund is not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Index (upon which a fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with a Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to any fund or to its clients. The Index is calculated by Russell or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.

4.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, and C Class shares were 1.22%, 1.33%, 1.60%, 1.56%, and 2.35%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index due to security selection. Sector allocation was slightly negative during this period.

From a security selection standpoint, the Fund’s investments in the Energy and Materials sectors positively contributed to relative outperformance. A position in Weatherford International PLC (up 108.7%) was a large contributor in the Energy sector. Olympic Steel, Inc. (up 102.9%) and Greif, Inc., Class B (up 30.2%) contributed to relative outperformance in the Materials sector. The aforementioned outperformance was partially offset by security selection in the Financials sector. Positions in Financial sector names Bridgewater Bancshares, Inc. (down 16.8%) and Velocity Financial, Inc. (down 22.7%) detracted from relative returns.

4

American Beacon Zebra Small Cap Equity FundSM

Performance Overview

February 28, 2023 (Unaudited)

From a sector allocation perspective, the Fund’s overweight allocation to the Health Care sector (down 5.8%) detracted from relative performance. A partial offset to this was an underweight allocation to the Utilities sector (down 2.9%).

The sub-advisor continues to focus on uncovering opportunities by investing in a portfolio of securities that are generally less popular with investors but nevertheless have strong fundamental characteristics. The sub-advisor believes that when these quality companies are recognized by investors, trading volumes are likely to increase and stock prices are likely to rise. At the same time, the portfolio will be underweight stocks that are heavily followed but have weak fundamentals.

Top Ten Holdings (% Net Assets)
Weatherford International PLC		3.1
Amkor Technology, Inc.		2.7
ODP Corp.		2.6
Vir Biotechnology, Inc.		2.2
Patterson Cos., Inc.		2.0
UFP Industries, Inc.		2.0
Otter Tail Corp.		1.9
ScanSource, Inc.		1.8
Cushman & Wakefield PLC		1.7
Coca-Cola Consolidated, Inc.		1.6

Total Fund Holdings	178

Sector Allocation (% Equities)
Health Care		17.1
Financials		15.6
Industrials		15.3
Information Technology		13.9
Consumer Discretionary		11.2
Energy		7.8
Real Estate		5.2
Materials		4.7
Consumer Staples		3.9
Utilities		2.8
Communication Services		2.5

5

American Beacon FundsSM

Expense Examples

February 28, 2023 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from September 1, 2022 through February 28, 2023.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed 5% per year rate of return before expenses (not the Funds’ actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

6

American Beacon FundsSM

Expense Examples

February 28, 2023 (Unaudited)

American Beacon The London Company Income Equity Fund

	Beginning Account Value 9/1/2022	Ending Account Value 2/28/2023	Expenses Paid During Period 9/1/2022-2/28/2023*
R5 Class
Actual	$1,000.00	$999.60	$3.67
Hypothetical**	$1,000.00	$1,021.13	$3.71
Y Class
Actual	$1,000.00	$999.20	$3.97
Hypothetical**	$1,000.00	$1,020.83	$4.01
Investor Class
Actual	$1,000.00	$998.00	$5.25
Hypothetical**	$1,000.00	$1,019.54	$5.31
A Class
Actual	$1,000.00	$997.50	$5.20
Hypothetical**	$1,000.00	$1,019.59	$5.26
C Class
Actual	$1,000.00	$994.30	$8.85
Hypothetical**	$1,000.00	$1,015.92	$8.95
R6 Class
Actual	$1,000.00	$999.60	$3.52
Hypothetical**	$1,000.00	$1,021.27	$3.56

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.74%, 0.80%, 1.06%, 1.05%, 1.79%, and 0.71% for the R5, Y, Investor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Zebra Small Cap Equity Fund

	Beginning Account Value 9/1/2022	Ending Account Value 2/28/2023	Expenses Paid During Period 9/1/2022-2/28/2023*
R5 Class
Actual	$1,000.00	$1,054.60	$4.53
Hypothetical**	$1,000.00	$1,020.38	$4.46
Y Class
Actual	$1,000.00	$1,053.30	$5.04
Hypothetical**	$1,000.00	$1,019.89	$4.96
Investor Class
Actual	$1,000.00	$1,052.10	$6.46
Hypothetical**	$1,000.00	$1,018.50	$6.36
A Class
Actual	$1,000.00	$1,052.80	$6.16
Hypothetical**	$1,000.00	$1,018.79	$6.06
C Class
Actual	$1,000.00	$1,048.00	$10.21
Hypothetical**	$1,000.00	$1,014.83	$10.04

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.89%, 0.99%, 1.27%, 1.21%, and 2.01% for the R5, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

7

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 28, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.17%

Communication Services - 6.12%

Diversified Telecommunication Services - 2.50%
Verizon Communications, Inc.	1,111,961	$43,155,206

Entertainment - 1.72%
Nintendo Co. Ltd., ADRA	3,178,868	29,658,839

Media - 1.90%
Comcast Corp., Class A	885,973	32,931,616

Total Communication Services		105,745,661

Consumer Discretionary - 10.62%

Hotels, Restaurants & Leisure - 3.80%
Starbucks Corp.	643,146	65,658,775

Multiline Retail - 2.96%
Target Corp.	303,674	51,169,069

Specialty Retail - 3.86%
Lowe’s Cos., Inc.	323,584	66,577,408

Total Consumer Discretionary		183,405,252

Consumer Staples - 10.16%

Beverages - 3.28%
Diageo PLC, ADRA	327,437	56,659,698

Food Products - 2.20%
Nestle SA, ADR	337,043	37,922,393

Tobacco - 4.68%
Altria Group, Inc.	898,036	41,695,812
Philip Morris International, Inc.	403,027	39,214,527

		80,910,339

Total Consumer Staples		175,492,430

Energy - 3.40%

Oil, Gas & Consumable Fuels - 3.40%
Chevron Corp.	365,414	58,747,609

Financials - 14.76%

Capital Markets - 3.88%
BlackRock, Inc.	97,176	66,996,049

Diversified Financial Services - 3.84%
Berkshire Hathaway, Inc., Class BB	217,416	66,351,015

Insurance - 7.04%
Cincinnati Financial Corp.	345,699	41,725,869
Progressive Corp.	557,001	79,940,784

		121,666,653

Total Financials		255,013,717

See accompanying notes

8

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 28, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.17% (continued)

Health Care - 10.34%

Pharmaceuticals - 10.34%
Johnson & Johnson	433,827	$66,488,326
Merck & Co., Inc.	599,529	63,693,961
Pfizer, Inc.	1,196,544	48,543,790

		178,726,077

Total Health Care		178,726,077

Industrials - 8.87%

Air Freight & Logistics - 3.70%
United Parcel Service, Inc., Class B	350,167	63,901,976

Road & Rail - 2.53%
Norfolk Southern Corp.	194,826	43,800,781

Trading Companies & Distributors - 2.64%
Fastenal Co.	884,353	45,597,241

Total Industrials		153,299,998

Information Technology - 21.53%

Communications Equipment - 2.84%
Cisco Systems, Inc.	1,012,943	49,046,700

IT Services - 6.07%
Fidelity National Information Services, Inc.	874,887	55,441,589
Paychex, Inc.	447,901	49,448,271

		104,889,860

Semiconductors & Semiconductor Equipment - 4.54%
Texas Instruments, Inc.	456,893	78,334,305

Software - 3.07%
Microsoft Corp.	212,921	53,106,756

Technology Hardware, Storage & Peripherals - 5.01%
Apple, Inc.	587,116	86,546,769

Total Information Technology		371,924,390

Materials - 3.77%

Chemicals - 3.77%
Air Products & Chemicals, Inc.	227,665	65,107,637

Real Estate - 3.02%

Equity Real Estate Investment Trusts (REITs) - 3.02%
Crown Castle, Inc.	399,229	52,199,192

Utilities - 2.58%

Multi-Utilities - 2.58%
Dominion Energy, Inc.	801,726	44,592,000

Total Common Stocks (Cost $1,194,047,440)		1,644,253,963

See accompanying notes

9

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 28, 2023 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 4.41% (Cost $76,193,402)

Investment Companies - 4.41%
American Beacon U.S. Government Money Market Select Fund, 4.43%C D	76,193,402	$76,193,402

SECURITIES LENDING COLLATERAL - 2.40% (Cost $41,463,052)

Investment Companies - 2.40%
American Beacon U.S. Government Money Market Select Fund, 4.43%C D	41,463,052	41,463,052

TOTAL INVESTMENTS - 101.98% (Cost $1,311,703,894)		1,761,910,417
LIABILITIES, NET OF OTHER ASSETS - (1.98%)		(34,291,916)

TOTAL NET ASSETS - 100.00%		$1,727,618,501

Percentages are stated as a percent of net assets.

A All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at February 28, 2023 (Note 9).

B Non-income producing security.

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on February 28, 2023:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s 500 Index Futures	380	March 2023	$75,451,352	$75,534,500	$83,148

			$75,451,352	$75,534,500	$83,148

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 28, 2023, the investments were classified as described below:

The London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,644,253,963	$-	$-	$1,644,253,963
Short-Term Investments	76,193,402	-	-	76,193,402
Securities Lending Collateral	41,463,052	-	-	41,463,052

Total Investments in Securities - Assets	$1,761,910,417	$-	$-	$1,761,910,417

Financial Derivative Instruments - Assets
Futures Contracts	$83,148	$-	$-	$83,148

Total Financial Derivative Instruments - Assets	$83,148	$-	$-	$83,148

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 28, 2023, there were no transfers into or out of Level 3.

See accompanying notes

10

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.49%

Communication Services - 2.44%

Diversified Telecommunication Services - 0.43%
IDT Corp., Class BA	4,951	$150,560

Interactive Media & Services - 0.29%
Outbrain, Inc.A B	22,438	99,176

Media - 0.97%
EW Scripps Co., Class AA	11,481	144,890
Scholastic Corp.	3,175	144,812
Urban One, Inc.A	9,179	45,803

		335,505

Wireless Telecommunication Services - 0.75%
U.S. Cellular Corp.A	10,840	261,569

Total Communication Services		846,810

Consumer Discretionary - 10.87%

Auto Components - 1.80%
Dorman Products, Inc.A	1,720	160,012
Fox Factory Holding Corp.A	1,770	207,975
Gentherm, Inc.A	1,700	107,967
Standard Motor Products, Inc.	3,766	146,761

		622,715

Diversified Consumer Services - 0.32%
Perdoceo Education Corp.A	8,079	111,369

Hotels, Restaurants & Leisure - 0.27%
Accel Entertainment, Inc.A	10,273	93,998

Household Durables - 0.94%
Cavco Industries, Inc.A	826	235,410
Lifetime Brands, Inc.	11,324	89,686

		325,096

Leisure Products - 1.41%
Acushnet Holdings Corp.	4,705	227,063
Malibu Boats, Inc., Class AA	2,257	134,878
MasterCraft Boat Holdings, Inc.A	3,801	128,360

		490,301

Specialty Retail - 4.90%
Destination XL Group, Inc.A	13,308	79,582
ODP Corp.A	19,687	891,427
OneWater Marine, Inc., Class AA B	4,558	126,804
Shoe Carnival, Inc.	6,350	167,322
TravelCenters of America, Inc.A	5,158	435,077

		1,700,212

Textiles, Apparel & Luxury Goods - 1.23%
Rocky Brands, Inc.	3,472	92,425
Steven Madden Ltd.	6,641	241,068
Superior Group of Cos., Inc.	8,089	93,671

		427,164

Total Consumer Discretionary		3,770,855

See accompanying notes

11

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.49% (continued)

Consumer Staples - 3.85%

Beverages - 1.92%
Coca-Cola Consolidated, Inc.	1,012	$563,532
National Beverage Corp.A	2,171	101,277

		664,809

Food & Staples Retailing - 1.57%
Natural Grocers by Vitamin Cottage, Inc.	6,046	66,385
Village Super Market, Inc., Class A	6,676	149,075
Weis Markets, Inc.	4,324	330,527

		545,987

Personal Products - 0.36%
Inter Parfums, Inc.	1,034	124,504

Total Consumer Staples		1,335,300

Energy - 7.58%

Energy Equipment & Services - 3.63%
RPC, Inc.	20,435	179,215
Weatherford International PLCA	16,212	1,080,043

		1,259,258

Oil, Gas & Consumable Fuels - 3.95%
Battalion Oil Corp.A	2,726	24,561
Chord Energy Corp.	2,254	303,433
Civitas Resources, Inc.	5,644	396,040
HighPeak Energy, Inc.B	1,930	51,628
Magnolia Oil & Gas Corp., Class A	8,710	190,314
Matador Resources Co.	5,898	317,253
Riley Exploration Permian, Inc.	1,553	47,522
VAALCO Energy, Inc.	8,474	39,743

		1,370,494

Total Energy		2,629,752

Financials - 15.20%

Banks - 8.69%
1st Source Corp.	3,705	184,583
American National Bankshares, Inc.	1,612	54,244
Arrow Financial Corp.	2,245	68,428
Bar Harbor Bankshares	2,602	77,722
Capital Bancorp, Inc.	3,406	69,176
Capstar Financial Holdings, Inc.	2,874	49,720
Civista Bancshares, Inc.	2,846	60,705
CNB Financial Corp.	4,075	97,148
Community Trust Bancorp, Inc.	2,617	111,877
CrossFirst Bankshares, Inc.A	6,571	92,980
Enterprise Bancorp, Inc.	2,588	91,589
Equity Bancshares, Inc., Class A	3,241	97,424
Farmers National Banc Corp.	4,820	68,685
Financial Institutions, Inc.	3,506	87,510
First Bancorp, Inc.	1,640	48,019
First Business Financial Services, Inc.	1,813	64,216
First Guaranty Bancshares, Inc.	2,750	56,403
First Mid Bancshares, Inc.	3,201	99,199
First of Long Island Corp.	3,098	52,728
Guaranty Bancshares, Inc.	1,774	55,367
HBT Financial, Inc.	4,531	102,944
Mercantile Bank Corp.	2,814	97,336
Metrocity Bankshares, Inc.	3,654	73,701

See accompanying notes

12

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.49% (continued)

Financials - 15.20% (continued)

Banks - 8.69% (continued)
Mid Penn Bancorp, Inc.	2,610	$79,866
Midland States Bancorp, Inc.	6,264	163,115
MidWestOne Financial Group, Inc.	3,419	102,707
Orrstown Financial Services, Inc.	2,349	54,027
Parke Bancorp, Inc.	1,688	34,452
Peoples Financial Services Corp.	1,198	59,361
RBB Bancorp	3,354	66,275
Red River Bancshares, Inc.	972	49,193
Republic Bancorp, Inc., Class A	4,039	179,735
Sierra Bancorp	2,769	55,961
South Plains Financial, Inc.	3,949	103,819
Southern First Bancshares, Inc.A	1,228	49,427
Summit Financial Group, Inc.	2,493	63,497
Unity Bancorp, Inc.	1,725	45,557
West BanCorp, Inc.	2,134	44,942

		3,013,638

Consumer Finance - 0.84%
Atlanticus Holdings Corp.A	9,112	292,040

Diversified Financial Services - 0.22%
Alerus Financial Corp.	3,846	76,920

Insurance - 1.79%
Investors Title Co.	941	153,712
National Western Life Group, Inc., Class A	1,735	468,086

		621,798

Thrifts & Mortgage Finance - 3.66%
Bridgewater Bancshares, Inc.A	10,257	150,881
Enact Holdings, Inc.	21,672	525,546
Home Bancorp, Inc.	2,259	89,343
Home Point Capital, Inc.	30,933	48,565
Merchants Bancorp	12,649	382,632
Velocity Financial, Inc.A	7,708	74,305

		1,271,272

Total Financials		5,275,668

Health Care - 16.69%

Biotechnology - 7.98%
ACADIA Pharmaceuticals, Inc.A	12,856	265,991
Alkermes PLCA	18,177	486,053
Anika Therapeutics, Inc.A	3,839	121,696
Catalyst Pharmaceuticals, Inc.A	7,866	120,035
Eagle Pharmaceuticals, Inc.A	4,831	135,268
Halozyme Therapeutics, Inc.A	5,314	255,019
Insmed, Inc.A	5,702	116,207
iTeos Therapeutics, Inc.A	12,265	217,213
Travere Therapeutics, Inc.A	5,170	114,567
Vir Biotechnology, Inc.A	32,935	750,918
Xencor, Inc.A	5,845	187,800

		2,770,767

Health Care Equipment & Supplies - 1.60%
AtriCure, Inc.A	3,638	140,063
Atrion Corp.	179	101,672

See accompanying notes

13

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.49% (continued)

Health Care - 16.69% (continued)

Health Care Equipment & Supplies - 1.60% (continued)
Axogen, Inc.A	9,333	$76,997
LeMaitre Vascular, Inc.	2,139	107,185
OmniAb, Inc.	876	-
Zynex, Inc.A B	9,946	128,503

		554,420

Health Care Providers & Services - 4.49%
CorVel Corp.A	1,950	351,546
Innovage Holding Corp.A B	69,148	524,833
Patterson Cos., Inc.	25,644	680,079

		1,556,458

Health Care Technology - 1.31%
HealthStream, Inc.A	6,586	168,931
NextGen Healthcare, Inc.A	15,747	285,178

		454,109

Pharmaceuticals - 1.31%
Corcept Therapeutics, Inc.A	7,695	160,287
Harmony Biosciences Holdings, Inc.A	3,882	170,924
Ligand Pharmaceuticals, Inc.A	1,701	122,710

		453,921

Total Health Care		5,789,675

Industrials - 14.92%

Air Freight & Logistics - 1.58%
Forward Air Corp.	1,158	119,517
Hub Group, Inc., Class AA	4,028	369,489
Radiant Logistics, Inc.A	10,652	60,503

		549,509

Building Products - 2.44%
CSW Industrials, Inc.	283	40,061
Simpson Manufacturing Co., Inc.	1,199	129,324
UFP Industries, Inc.	7,920	677,398

		846,783

Commercial Services & Supplies - 1.14%
Deluxe Corp.	7,312	134,833
Heritage-Crystal Clean, Inc.A	1,012	36,412
HNI Corp.	4,112	128,500
Interface, Inc.	6,615	58,345
Kimball International, Inc., Class B	5,597	38,675

		396,765

Construction & Engineering - 0.45%
IES Holdings, Inc.A	3,733	157,010

Electrical Equipment - 0.12%
Preformed Line Products Co.	456	40,659

Machinery - 1.45%
Franklin Electric Co., Inc.	1,359	129,880
Mueller Industries, Inc.	4,103	303,499

See accompanying notes

14

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.49% (continued)

Industrials - 14.92% (continued)

Machinery - 1.45% (continued)
Tennant Co.	975	$69,049

		502,428

Professional Services - 1.47%
CRA International, Inc.	412	51,282
Kelly Services, Inc., Class A	18,048	301,943
Kforce, Inc.	1,735	108,420
Resources Connection, Inc.	2,607	47,082

		508,727

Road & Rail - 0.45%
PAM Transportation Services, Inc.A	1,731	50,199
Universal Logistics Holdings, Inc.	3,563	105,821

		156,020

Trading Companies & Distributors - 5.82%
Applied Industrial Technologies, Inc.	2,237	319,578
Beacon Roofing Supply, Inc.A	8,532	554,580
DXP Enterprises, Inc.A	2,629	76,005
Global Industrial Co.	2,192	61,661
Rush Enterprises, Inc., Class A	7,806	442,444
Rush Enterprises, Inc., Class B	6,390	383,272
Titan Machinery, Inc.A	3,995	182,931

		2,020,471

Total Industrials		5,178,372

Information Technology - 13.57%

Communications Equipment - 0.20%
Cambium Networks Corp.A	3,511	70,466

Electronic Equipment, Instruments & Components - 5.53%
ePlus, Inc.A	7,896	427,726
OSI Systems, Inc.A	2,759	255,346
PC Connection, Inc.	12,043	527,483
ScanSource, Inc.A	19,638	612,313
Vishay Precision Group, Inc.A	2,229	97,184

		1,920,052

IT Services - 0.78%
Hackett Group, Inc.	3,311	61,717
Information Services Group, Inc.	11,900	62,713
Squarespace, Inc., Class AA	6,232	145,891

		270,321

Semiconductors & Semiconductor Equipment - 4.05%
Amkor Technology, Inc.	35,789	921,925
Diodes, Inc.A	5,284	484,490

		1,406,415

Software - 2.76%
Alarm.com Holdings, Inc.A	2,071	105,269
Altair Engineering, Inc., Class AA	1,993	127,672
Appfolio, Inc., Class AA	871	115,024
CommVault Systems, Inc.A	2,924	172,165

See accompanying notes

15

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.49% (continued)

Information Technology - 13.57% (continued)

Software - 2.76% (continued)
Consensus Cloud Solutions, Inc.A	1,571	$64,474
Intapp, Inc.A	3,505	138,728
OneSpan, Inc.A	4,374	59,136
Rimini Street, Inc.A	15,436	66,066
SPS Commerce, Inc.A	719	108,310

		956,844

Technology Hardware, Storage & Peripherals - 0.25%
Avid Technology, Inc.A	2,959	85,989

Total Information Technology		4,710,087

Materials - 4.57%

Chemicals - 1.37%
Hawkins, Inc.	1,673	68,041
Innospec, Inc.	1,489	162,986
Kronos Worldwide, Inc.	11,441	129,169
Valhi, Inc.	4,872	115,417

		475,613

Containers & Packaging - 1.80%
Greif, Inc., Class B	6,452	530,870
Myers Industries, Inc.	3,621	93,567

		624,437

Metals & Mining - 1.40%
Olympic Steel, Inc.	7,864	412,860
Tredegar Corp.	6,225	72,335

		485,195

Total Materials		1,585,245

Real Estate - 5.08%

Equity Real Estate Investment Trusts (REITs) - 1.57%
Alexander & Baldwin, Inc.	9,936	185,505
PotlatchDeltic Corp.	7,758	358,110

		543,615

Real Estate Management & Development - 3.51%
Cushman & Wakefield PLCA B	45,610	590,193
Marcus & Millichap, Inc.	11,014	378,551
RMR Group, Inc., Class A	8,905	250,587

		1,219,331

Total Real Estate		1,762,946

Utilities - 2.72%

Electric Utilities - 2.72%
MGE Energy, Inc.	3,867	273,706
Otter Tail Corp.B	9,431	668,564

		942,270

Total Utilities		942,270

Total Common Stocks (Cost $30,579,201)		33,826,980

See accompanying notes

16

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2023 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 2.24% (Cost $775,692)

Investment Companies - 2.24%
American Beacon U.S. Government Money Market Select Fund, 4.43%C D	775,692	$775,692

SECURITIES LENDING COLLATERAL - 0.51% (Cost $176,052)

Investment Companies - 0.51%
American Beacon U.S. Government Money Market Select Fund, 4.43C D	176,052	176,052

TOTAL INVESTMENTS - 100.24% (Cost $31,530,945)		34,778,724
LIABILITIES, NET OF OTHER ASSETS - (0.24%)		(81,891)

TOTAL NET ASSETS - 100.00%		$34,696,833

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at February 28, 2023 (Note 9).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

PLC - Public Limited Company.

Long Futures Contracts Open on February 28, 2023:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Russell 2000 Index Futures	9	March 2023	$850,376	$854,595	$4,219

			$850,376	$854,595	$4,219

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 28, 2023, the investments were classified as described below:

Zebra Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$33,826,980	$-	$-	$33,826,980
Short-Term Investments	775,692	-	-	775,692
Securities Lending Collateral	176,052	-	-	176,052

Total Investments in Securities - Assets	$34,778,724	$-	$-	$34,778,724

Financial Derivative Instruments - Assets
Futures Contracts	$4,219	$-	$-	$4,219

Total Financial Derivative Instruments - Assets	$4,219	$-	$-	$4,219

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 28, 2023, there were no transfers into or out of Level 3.

See accompanying notes

17

American Beacon FundsSM

Statements of Assets and Liabilities

February 28, 2023 (Unaudited)

	The London Company Income Equity Fund	Zebra Small Cap Equity Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$1,644,253,963		$33,826,980
Investments in affiliated securities, at fair value‡	117,656,454		951,744
Cash collateral held at broker for futures contracts	4,616,000		101,000
Dividends and interest receivable	3,140,161		37,294
Receivable for fund shares sold	2,701,985		12,920
Receivable for tax reclaims	348,437		–
Receivable for expense reimbursement (Note 2)	–		14,827
Receivable for variation margin on open futures contracts (Note 5)	84,004		4,245
Prepaid expenses	121,904		39,841

Total assets	1,772,922,908		34,988,851

Liabilities:
Payable for fund shares redeemed	2,271,880		25,254
Payable for expense recoupment (Note 2)	68		–
Cash due to broker for futures contracts	320,878		4,147
Management and sub-advisory fees payable (Note 2)	951,022		24,457
Service fees payable (Note 2)	88,137		3,414
Transfer agent fees payable (Note 2)	90,999		3,967
Payable upon return of securities loaned (Note 9)§	41,463,052		176,052
Custody and fund accounting fees payable	48,244		7,457
Professional fees payable	32,618		36,215
Trustee fees payable (Note 2)	–		1,610
Payable for prospectus and shareholder reports	35,612		7,166
Other liabilities	1,897		2,279

Total liabilities	45,304,407		292,018

Net assets	$1,727,618,501		$34,696,833

Analysis of net assets:
Paid-in-capital	$1,276,413,672		$39,840,230
Total distributable earnings (deficits)A	451,204,829		(5,143,397)

Net assets	$1,727,618,501		$34,696,833

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	26,022,782		183,671

Y Class	46,865,583		1,840,450

Investor Class	2,168,880		613,793

A Class	6,795,750		91,439

C Class	2,660,078		120,553

R6 Class	216,352		N/A

Net assets:
R5 Class	$533,380,345		$2,258,714

Y Class	$954,501,346		$22,772,567

Investor Class	$44,248,080		$7,286,157

A Class	$137,627,185		$1,089,552

C Class	$53,415,554		$1,289,843

R6 Class	$4,445,991	$	N/A

Net asset value, offering and redemption price per share:
R5 Class	$20.50		$12.30

Y Class	$20.37		$12.37

Investor Class	$20.40		$11.87

A Class	$20.25		$11.92

A Class (offering price)	$21.49		$12.65

C Class	$20.08		$10.70

R6 Class	$20.55	$	N/A

† Cost of investments in unaffiliated securities	$1,194,047,440		$30,579,201
‡ Cost of investments in affiliated securities	$117,656,454		$951,744
§ Fair value of securities on loan	$46,597,392		$1,511,511

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

18

American Beacon FundsSM

Statements of Operations

For the period ended February 28, 2023 (Unaudited)

	The London Company Income Equity Fund		Zebra Small Cap Equity Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$21,861,119		$294,708
Dividend income from affiliated securities (Note 2)	1,321,582		13,740
Income derived from securities lending (Note 9)	8,042		8,356

Total investment income	23,190,743		316,804

Expenses:
Management and sub-advisory fees (Note 2)	5,740,924		174,532
Transfer agent fees:
R5 Class (Note 2)	66,327		466
Y Class (Note 2)	465,305		13,495
Investor Class	1,615		1,041
A Class	2,991		85
C Class	1,522		214
R6 Class	22		–
Custody and fund accounting fees	98,433		17,998
Professional fees	100,306		25,998
Registration fees and expenses	58,961		38,224
Service fees (Note 2):
Investor Class	77,457		15,204
A Class	58,903		486
C Class	21,525		761
Distribution fees (Note 2):
A Class	172,500		1,372
C Class	284,548		6,367
Prospectus and shareholder report expenses	36,110		7,034
Trustee fees (Note 2)	62,705		3,504
Loan expense (Note 10)	6,734		2,371
Other expenses	91,086		7,591

Total expenses	7,347,974		316,743

Net fees waived and expenses (reimbursed) (Note 2)	(95)		(104,892)

Net expenses	7,347,879		211,851

Net investment income	15,842,864		104,953

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	3,235,480		(7,185,157)
Futures contracts	3,810,804		(98,675)
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	(18,490,215)		8,933,810
Futures contracts	(2,536,230)		68,683

Net gain (loss) from investments	(13,980,161)		1,718,661

Net increase in net assets resulting from operations	$1,862,703		$1,823,614

† Foreign taxes	$33,651	$	–

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

19

American Beacon FundsSM

Statements of Changes in Net Assets

	The London Company Income Equity Fund		Zebra Small Cap Equity Fund
	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$15,842,864	$27,216,302	$104,953	$293,070
Net realized gain (loss) from investments in unaffiliated securities, and futures contracts	7,046,284	45,545,082	(7,283,832)	6,680,787
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, and futures contracts	(21,026,445)	(193,789,457)	9,002,493	(14,294,135)

Net increase (decrease) in net assets resulting from operations	1,862,703	(121,028,073)	1,823,614	(7,320,278)

Distributions to shareholders:
Total retained earnings:
R5 Class	(18,201,832)	(10,084,212)	(161,918)	(3,453,066)
Y Class	(34,944,752)	(23,157,262)	(1,869,614)	(12,649,752)
Investor Class	(1,531,156)	(1,022,529)	(618,258)	(4,238,125)
A Class	(4,731,227)	(2,784,832)	(82,743)	(503,111)
C Class	(1,756,135)	(924,056)	(104,221)	(594,281)
R6 Class	(142,959)	(10,966)	–	–

Net distributions to shareholders	(61,308,061)	(37,983,857)	(2,836,754)	(21,438,335)

Capital share transactions (Note 11):
Proceeds from sales of shares	255,202,314	514,783,827	3,400,395	11,719,209
Reinvestment of dividends and distributions	45,004,861	27,704,622	2,836,754	19,455,311
Cost of shares redeemed	(280,711,584)	(363,345,302)	(14,739,655)	(44,586,119)

Net increase (decrease) in net assets from capital share transactions	19,495,591	179,143,147	(8,502,506)	(13,411,599)

Net increase (decrease) in net assets	(39,949,767)	20,131,217	(9,515,646)	(42,170,212)

Net assets:
Beginning of period	1,767,568,268	1,747,437,051	44,212,479	86,382,691

End of period	$1,727,618,501	$1,767,568,268	$34,696,833	$44,212,479

See accompanying notes

20

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of February 28, 2023, the Trust consists of twenty-five active series, two of which are presented in this filing: American Beacon The London Company Income Equity Fund and American Beacon Zebra Small Cap Equity Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Funds’ financial statements.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

Class	Eligible Investors	Minimum Initial Investments

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The London Company Income Equity Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Zebra Small Cap Equity Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulation, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earning and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker

22

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with the following Sub-Advisors pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on each Fund’s average daily net assets according to the following schedules:

The London Company of Virginia, LLC

First $25 million	0.40%
Next $225 million	0.35%
Over $250 million	0.30%

23

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

Zebra Capital Management, LLC

First $350 million	0.55%
Next $400 million	0.50%
Over $750 million	0.45%

The Management and Sub-Advisory Fees paid by the Funds for the period ended February 28, 2023 were as follows:

The London Company Income Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$3,054,101
Sub-Advisor Fees	0.30%	2,686,823

Total	0.65%	$5,740,924

Zebra Small Cap Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$68,969
Sub-Advisor Fees	0.55%	105,563

Total	0.90%	$174,532

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Funds, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statements of Operations. During the period ended February 28, 2023, the Manager received securities lending fees of $1,267 and $849 for the securities lending activities of The London Company Income Equity Fund and Zebra Small Cap Equity Fund, respectively.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

24

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended February 28, 2023, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
The London Company Income Equity	$501,678
Zebra Small Cap Equity	13,134

As of February 28, 2023, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
The London Company Income Equity	$78,470
Zebra Small Cap Equity	2,121

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a February 28, 2023 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	February 28, 2023 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	February 28, 2023 Fair Value
U.S. Government Money Market Select	Direct	The London Company Income Equity	$76,193,402	$-	$-	$1,321,582	$76,193,402
U.S. Government Money Market Select	Securities Lending	The London Company Income Equity	41,463,052	-	-	N/A	41,463,052
U.S. Government Money Market Select	Direct	Zebra Small Cap Equity	775,692	-	-	13,740	775,692
U.S. Government Money Market Select	Securities Lending	Zebra Small Cap Equity	176,052	-	-	N/A	176,052

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended

25

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

February 28, 2023, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
The London Company Income Equity	$37,851	$1,586	$39,437
Zebra Small Cap Equity	365	101	466

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board.

During the period ended February 28, 2023, The Zebra Small Cap Equity Fund borrowed on average $1,306,590 for 7 days at an average interest rate of 4.68% with interest charges of $1,254. These amounts are recorded as “Other expenses” in the Statements of Operations. During the period ended February 28, 2023, The London Company Income Equity Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through December 31, 2023, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended February 28, 2023, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	9/1/2022 - 12/31/2022	1/1/2023 - 2/28/2023	Reimbursed Expenses	(Recouped) Expenses
The London Company Income Equity	R6	0.71%	0.71%	$95	$(71	)*	2025-2026
Zebra Small Cap Equity	R5	0.89%	0.89%	6,516	-		2025-2026
Zebra Small Cap Equity	Y	0.99%	0.99%	68,919	-		2025-2026
Zebra Small Cap Equity	Investor	1.27%	1.27%	22,718	-		2025-2026
Zebra Small Cap Equity	A	1.21%	1.21%	3,119	-		2025-2026
Zebra Small Cap Equity	C	2.01%	2.01%	3,620	-		2025-2026

* This amount represents Recouped Expenses from prior fiscal years and is reflected in Other Expenses on the Statements of Operations.

Of the above amounts, $68 was disclosed as a Payable for expense recoupment on the Statements of Assets and Liabilities at February 28, 2023 for The London Company Income Equity Fund and $14,827 was disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at February 28, 2023 for the Zebra Small Cap Equity Fund.

26

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2025 and 2026. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
The London Company Income Equity	$71	$1,526	$–	2023-2024
The London Company Income Equity	-	125	-	2024-2025
Zebra Small Cap Equity	-	120,089	96,178	2022-2023
Zebra Small Cap Equity	-	240,623	–	2023-2024
Zebra Small Cap Equity	–	202,356	–	2024-2025

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended February 28, 2023, RID collected $3,441 and $7 for The London Company Income Equity Fund and Zebra Small Cap Equity Fund, respectively, from the sale of A Class Shares.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended February 28, 2023, there were no CDSC fees collected for the A Class Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended February 28, 2023, CDSC fees of $1,903 were collected for the C Class Shares of The London Company Income Equity Fund. There were no CDSC fees collected for C Class Shares of Zebra Small Cap Equity Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $130,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at

27

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

those meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3.  Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The rule also defines when market quotations are ‘readily available’ for purposes of the Investment Company Act, the threshold for determining whether a Fund must fair value a security.

The Valuation Rule establishes requirements for determining fair value in good faith for purposes of the Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule. Prior to September 8, 2022, fair value determinations were made pursuant to methodologies approved by the Board.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is

28

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, a Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle a Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including money market funds and ETFs. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in money market funds rather than purchasing individual short-term investments. If the Funds invest in money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of a Fund.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. A Treasury futures contract is a contract for the future delivery of a U.S. Treasury security. An equity index futures contract is based on the value of an underlying index. A Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in a Fund. A Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended February 28, 2023, the Funds entered into futures contracts primarily for exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended February 28, 2023
The London Company Income Equity	343
Zebra Small Cap Equity	10

31

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

The London Company Income Equity Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of February 28, 2023:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$–	$–	$–	$–	$83,148	$83,148

The effect of financial derivative instruments on the Statements of Operations as of February 28, 2023:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$3,810,804	$3,810,804

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$(2,536,230)	$(2,536,230)

Zebra Small Cap Equity Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of February 28, 2023:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$–	$–	$–	$–	$4,219	$4,219

The effect of financial derivative instruments on the Statements of Operations as of February 28, 2023:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$(98,675)	$(98,675)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$68,683	$68,683

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts

32

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, February 28, 2023.

The London Company Income Equity Fund

Offsetting of Financial and Derivative Assets as of February 28, 2023:
	Assets	Liabilities
Futures Contracts(1)	$83,148	$-

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$83,148	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(83,148)	$-

	Remaining Contractual Maturity of the Agreements As of February 28, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$41,463,052	$-	$-	$-	$41,463,052

Total Borrowings	$41,463,052	$-	$-	$-	$41,463,052

Gross amount of recognized liabilities for securities lending transactions					$41,463,052

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Zebra Small Cap Equity Fund

Offsetting of Financial and Derivative Assets as of February 28, 2023:
	Assets	Liabilities
Futures Contracts(1)	$4,219	$-

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$4,219	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(4,219)	$-

	Remaining Contractual Maturity of the Agreements As of February 28, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$176,052	$-	$-	$-	$176,052

Total Borrowings	$176,052	$-	$-	$-	$176,052

Gross amount of recognized liabilities for securities lending transactions					$176,052

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Dividend Risk

A Fund’s focus on dividend-paying stocks could cause a Fund to underperform funds that invest without consideration of a company’s track record of paying dividends. An issuer of stock held by a Fund may choose not to

33

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. In addition, stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or an economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise, the prices of such securities may fall. At times, a Fund may not be able to identify dividend-paying stocks that are attractive investments. The income received by a Fund will also fluctuate due to the amount of dividends that companies elect to pay.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) greater volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. The Fund’s investment in a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Liquidity Risk

When there is little or no active trading market for a specific type of security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by a Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Funds may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Funds at such times may have a significant adverse effect on a Fund’s NAV per share and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect a Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs.

34

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

A Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. Transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions, closed international, national and local borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event cancellations, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the pandemic has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time. The pandemic

35

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and companies that have been slow to transition to an on-line business model and has disrupted the supply chains that many businesses depend on. The travel, hospitality and public transit industries may suffer long-term negative effects from the pandemic and resulting changes to public behavior. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Funds may be increased.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through the economy. However, the Federal Reserve recently began to reduce its interventions as the economy improved and inflation accelerated. Concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown as a result. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there may be a further increase in public debt due to the economic effects of the COVID-19 pandemic and ensuing economic relief and public health measures. Governments’ efforts to limit potential negative economic effects of the pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons.

Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. The U.S. Federal Reserve has started to raise interest rates beginning in 2022, in part to address an increase in the annual inflation rate in the U.S. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives or their alteration or cessation.

Slowing global economic growth, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s

36

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended August 31, 2022 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

As of February 28, 2023, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The London Company Income Equity	$1,316,061,590	$526,173,023	$(80,324,196)	$445,848,827
Zebra Small Cap Equity	32,137,951	3,754,625	(1,113,852)	2,640,773

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of August 31, 2022, the Funds did not have any capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the period ended February 28, 2023 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
The London Company Income Equity	$44,850,098	$66,527,453
Zebra Small Cap Equity	20,862,360	32,297,729

37

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

A summary of the Funds’ transactions in the USG Select Fund for the period ended February 28, 2023 were as follows:

Fund	Type of Transaction	August 31, 2022 Shares/Fair Value	Purchases	Sales	February 28, 2023 Shares/Fair Value
The London Company Income Equity	Direct	$79,362,060	$245,795,210	$248,963,868	$76,193,402
The London Company Income Equity	Securities Lending	-	88,090,806	46,627,754	41,463,052
Zebra Small Cap Equity	Direct	679,676	8,312,159	8,216,143	775,692
Zebra Small Cap Equity	Securities Lending	187,107	1,908,321	1,919,376	176,052

9.  Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

38

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

As of February 28, 2023, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
The London Company Income Equity	$46,597,392	$41,463,052	$6,900,519	$48,363,571
Zebra Small Cap Equity	1,511,511	176,052	1,371,625	1,547,677

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

10.  Borrowing Arrangements

Effective November 11, 2022 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 9, 2023, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 9, 2023, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended February 28, 2023, the Funds did not utilize these facilities.

39

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	5,783,205	$118,621,303	8,731,016	$200,187,617
Reinvestment of dividends	736,274	15,219,371	386,278	8,911,328
Shares redeemed	(4,601,112)	(96,606,752)	(2,966,892)	(66,786,938)

Net increase in shares outstanding	1,918,367	$37,233,922	6,150,402	$142,312,007

	Y Class
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	5,577,638	$115,477,728	11,774,920	$266,133,381
Reinvestment of dividends	1,215,305	24,961,924	698,955	16,048,663
Shares redeemed	(7,627,859)	(158,542,125)	(10,200,486)	(230,166,232)

Net increase (decrease) in shares outstanding	(834,916)	$(18,102,473)	2,273,389	$52,015,812

	Investor Class
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	126,084	$2,625,423	315,514	$7,140,546
Reinvestment of dividends	72,570	1,491,906	42,907	990,170
Shares redeemed	(236,887)	(4,915,907)	(600,113)	(13,689,477)

Net (decrease) in shares outstanding	(38,233)	$(798,578)	(241,692)	$(5,558,761)

	A Class
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	643,719	$13,253,637	1,471,995	$32,986,667
Reinvestment of dividends	93,045	1,899,045	46,968	1,074,415
Shares redeemed	(601,100)	(12,506,434)	(1,140,713)	(25,681,422)

Net increase in shares outstanding	135,664	$2,646,248	378,250	$8,379,660

	C Class
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	77,566	$1,602,482	316,784	$7,172,286
Reinvestment of dividends	63,861	1,289,656	29,224	670,900
Shares redeemed	(375,379)	(7,707,548)	(1,197,370)	(26,765,991)

Net (decrease) in shares outstanding	(233,952)	$(4,815,410)	(851,362)	$(18,922,805)

	R6 Class
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	181,993	$3,621,741	51,746	$1,163,330
Reinvestment of dividends	6,891	142,959	409	9,146
Shares redeemed	(20,375)	(432,818)	(11,603)	(255,242)

Net increase in shares outstanding	168,509	$3,331,882	40,552	$917,234

40

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

	R5 Class
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	(unaudited)
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	3,756	$45,244	36,261	$570,667
Reinvestment of dividends	14,266	161,918	100,473	1,479,971
Shares redeemed	(32,778)	(395,910)	(1,094,911)	(19,877,454)

Net (decrease) in shares outstanding	(14,756)	$(188,748)	(958,177)	$(17,826,816)

	Y Class
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	(unaudited)
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	266,168	$3,247,427	574,961	$8,654,632
Reinvestment of dividends	163,571	1,869,614	852,984	12,649,753
Shares redeemed	(891,591)	(10,890,896)	(1,142,579)	(16,915,622)

Net increase (decrease) in shares outstanding	(461,852)	$(5,773,855)	285,366	$4,388,763

	Investor Class
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	(unaudited)
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	6,707	$77,431	150,227	$2,093,804
Reinvestment of dividends	56,359	618,258	295,265	4,228,195
Shares redeemed	(259,268)	(3,112,213)	(433,870)	(7,096,412)

Net increase (decrease) in shares outstanding	(196,202)	$(2,416,524)	11,622	$(774,413)

	A Class
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	(unaudited)
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	1,480	$16,615	10,179	$145,874
Reinvestment of dividends	7,515	82,743	35,036	503,111
Shares redeemed	(16,105)	(183,718)	(25,422)	(356,297)

Net increase (decrease) in shares outstanding	(7,110)	$(84,360)	19,793	$292,688

	C Class
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	(unaudited)
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	1,309	$13,678	15,382	$254,232
Reinvestment of dividends	10,527	104,221	45,261	594,281
Shares redeemed	(14,515)	(156,918)	(26,382)	(340,334)

Net increase (decrease) in shares outstanding	(2,679)	$(39,019)	34,261	$508,179

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

41

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended February 28, 2023 (unaudited)		Year Ended August 31,

			2022	2021	2020	2019	2018

Net asset value, beginning of period	$21.25		$23.16	$19.14	$18.26	$18.13	$16.13

Income (loss) from investment operations:
Net investment income	0.20		0.37	0.35	0.36	0.37	0.35
Net gains (losses) on investments (both realized and unrealized)	(0.21)		(1.77)	4.23	2.07	0.42	2.00

Total income (loss) from investment operations	(0.01)		(1.40)	4.58	2.43	0.79	2.35

Less distributions:
Dividends from net investment income	(0.20)		(0.37)	(0.35)	(0.38)	(0.39)	(0.35)
Distributions from net realized gains	(0.54)		(0.14)	(0.21)	(1.17)	(0.27)	–

Total distributions	(0.74)		(0.51)	(0.56)	(1.55)	(0.66)	(0.35)

Net asset value, end of period	$20.50		$21.25	$23.16	$19.14	$18.26	$18.13

Total returnB	(0.04	)%C	(6.21)%	24.40%	13.81%	4.78%	14.75%

Ratios and supplemental data:
Net assets, end of period	$533,380,345		$512,217,743	$415,873,245	$307,794,240	$236,601,692	$240,244,700
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.74	%D	0.74%	0.74%	0.75%	0.73%	0.73%
Expenses, net of reimbursements and/or recoupments	0.74	%D	0.74%	0.74%	0.75%	0.73%	0.73%
Net investment income, before expense reimbursements and/or recoupments	1.92	%D	1.63%	1.66%	1.99%	2.09%	2.08%
Net investment income, net of reimbursements and/or recoupments	1.92	%D	1.63%	1.66%	1.99%	2.09%	2.08%
Portfolio turnover rate	3	%C	9%	7%	21%	23%	16%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

42

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended February 28, 2023 (unaudited)		Year Ended August 31,

			2022	2021	2020	2019	2018

Net asset value, beginning of period	$21.12		$23.03	$19.02	$18.16	$18.04	$16.05

Income (loss) from investment operations:
Net investment income	0.19		0.35	0.33	0.34	0.36	0.34
Net gains (losses) on investments (both realized and unrealized)	(0.21)		(1.76)	4.23	2.06	0.41	1.99

Total income (loss) from investment operations	(0.02)		(1.41)	4.56	2.40	0.77	2.33

Less distributions:
Dividends from net investment income	(0.19)		(0.36)	(0.34)	(0.37)	(0.38)	(0.34)
Distributions from net realized gains	(0.54)		(0.14)	(0.21)	(1.17)	(0.27)	–

Total distributions	(0.73)		(0.50)	(0.55)	(1.54)	(0.65)	(0.34)

Net asset value, end of period	$20.37		$21.12	$23.03	$19.02	$18.16	$18.04

Total returnA	(0.08	)%B	(6.30)%	24.43%	13.70%	4.68%	14.69%

Ratios and supplemental data:
Net assets, end of period	$954,501,346		$1,007,455,843	$1,045,963,233	$783,186,967	$666,792,661	$572,315,652
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.80	%C	0.80%	0.81%	0.81%	0.80%	0.79%
Expenses, net of reimbursements and/or recoupments	0.80	%C	0.80%	0.81%	0.81%	0.80%	0.79%
Net investment income, before expense reimbursements and/or recoupments	1.86	%C	1.56%	1.60%	1.94%	2.03%	2.00%
Net investment income, net of reimbursements and/or recoupments	1.86	%C	1.56%	1.60%	1.94%	2.03%	2.00%
Portfolio turnover rate	3	%B	9%	7%	21%	23%	16%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

43

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended February 28, 2023 (unaudited)		Year Ended August 31,

			2022	2021	2020	2019	2018

Net asset value, beginning of period	$21.15		$23.06	$19.05	$18.19	$18.06	$16.07

Income (loss) from investment operations:
Net investment income	0.16		0.29	0.28	0.30	0.31	0.30
Net gains (losses) on investments (both realized and unrealized)	(0.20)		(1.76)	4.23	2.06	0.43	1.98

Total income (loss) from investment operations	(0.04)		(1.47)	4.51	2.36	0.74	2.28

Less distributions:
Dividends from net investment income	(0.17)		(0.30)	(0.29)	(0.33)	(0.34)	(0.29)
Distributions from net realized gains	(0.54)		(0.14)	(0.21)	(1.17)	(0.27)	–

Total distributions	(0.71)		(0.44)	(0.50)	(1.50)	(0.61)	(0.29)

Net asset value, end of period	$20.40		$21.15	$23.06	$19.05	$18.19	$18.06

Total returnA	(0.20	)%B	(6.54)%	24.07%	13.38%	4.45%	14.37%

Ratios and supplemental data:
Net assets, end of period	$44,248,080		$46,690,436	$56,472,628	$41,904,048	$24,993,208	$28,343,428
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.06	%C	1.06%	1.07%	1.07%	1.06%	1.05%
Expenses, net of reimbursements and/or recoupments	1.06	%C	1.06%	1.07%	1.07%	1.06%	1.05%
Net investment income, before expense reimbursements and/or recoupments	1.60	%C	1.29%	1.33%	1.67%	1.75%	1.75%
Net investment income, net of reimbursements and/or recoupments	1.60	%C	1.29%	1.33%	1.67%	1.75%	1.75%
Portfolio turnover rate	3	%B	9%	7%	21%	23%	16%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

44

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended February 28, 2023 (unaudited)		Year Ended August 31,

			2022	2021	2020	2019	2018

Net asset value, beginning of period	$21.01		$22.90	$18.93	$18.08	$17.96	$15.98

Income (loss) from investment operations:
Net investment income	0.17		0.29	0.28	0.30	0.31	0.31
Net gains (losses) on investments (both realized and unrealized)	(0.22)		(1.74)	4.19	2.05	0.42	1.96

Total income (loss) from investment operations	(0.05)		(1.45)	4.47	2.35	0.73	2.27

Less distributions:
Dividends from net investment income	(0.17)		(0.30)	(0.29)	(0.33)	(0.34)	(0.29)
Distributions from net realized gains	(0.54)		(0.14)	(0.21)	(1.17)	(0.27)	–

Total distributions	(0.71)		(0.44)	(0.50)	(1.50)	(0.61)	(0.29)

Net asset value, end of period	$20.25		$21.01	$22.90	$18.93	$18.08	$17.96

Total returnA	(0.25	)%B	(6.48)%	24.04%	13.44%	4.43%	14.41%

Ratios and supplemental data:
Net assets, end of period	$137,627,185		$139,898,234	$143,875,366	$92,490,860	$60,146,845	$60,465,593
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.05	%C	1.05%	1.05%	1.04%	1.05%	1.03%
Expenses, net of reimbursements and/or recoupments	1.05	%C	1.05%	1.05%	1.04%	1.05%	1.03%
Net investment income, before expense reimbursements and/or recoupments	1.61	%C	1.31%	1.36%	1.71%	1.77%	1.75%
Net investment income, net of reimbursements and/or recoupments	1.61	%C	1.31%	1.36%	1.71%	1.77%	1.75%
Portfolio turnover rate	3	%B	9%	7%	21%	23%	16%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

45

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended February 28, 2023 (unaudited)		Year Ended August 31,

			2022	2021	2020	2019	2018

Net asset value, beginning of period	$20.83		$22.72	$18.78	$17.94	$17.83	$15.87

Income (loss) from investment operations:
Net investment income	0.07		0.09	0.10	0.14	0.17	0.16
Net gains (losses) on investments (both realized and unrealized)	(0.19)		(1.70)	4.19	2.06	0.42	1.97

Total income (loss) from investment operations	(0.12)		(1.61)	4.29	2.20	0.59	2.13

Less distributions:
Dividends from net investment income	(0.09)		(0.14)	(0.14)	(0.19)	(0.21)	(0.17)
Distributions from net realized gains	(0.54)		(0.14)	(0.21)	(1.17)	(0.27)	–

Total distributions	(0.63)		(0.28)	(0.35)	(1.36)	(0.48)	(0.17)

Net asset value, end of period	$20.08		$20.83	$22.72	$18.78	$17.94	$17.83

Total returnA	(0.57	)%B	(7.22)%	23.14%	12.59%	3.64%	13.53%

Ratios and supplemental data:
Net assets, end of period	$53,415,554		$60,287,047	$85,083,300	$95,091,128	$126,444,587	$132,511,310
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.79	%C	1.78%	1.79%	1.81%	1.82%	1.81%
Expenses, net of reimbursements and/or recoupments	1.79	%C	1.78%	1.79%	1.81%	1.82%	1.81%
Net investment income, before expense reimbursements and/or recoupments	0.87	%C	0.56%	0.62%	0.94%	1.01%	0.98%
Net investment income, net of reimbursements and/or recoupments	0.87	%C	0.56%	0.62%	0.94%	1.01%	0.98%
Portfolio turnover rate	3	%B	9%	7%	21%	23%	16%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

46

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended February 28, 2023 (unaudited)		Year Ended August 31,			August 25, 2020A to August 31,

			2022		2021	2020

Net asset value, beginning of period	$21.30		$23.22		$19.13	$18.99

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.39	B	2.03	(0.01)
Net gains (losses) on investments (both realized and unrealized)	(0.02)		(1.79)		2.59	0.15

Total income (loss) from investment operations	(0.01)		(1.40)		4.62	0.14

Less distributions:
Dividends from net investment income	(0.20)		(0.38)		(0.32)	–
Distributions from net realized gains	(0.54)		(0.14)		(0.21)	–

Total distributions	(0.74)		(0.52)		(0.53)	–

Net asset value, end of period	$20.55		$21.30		$23.22	$19.13

Total returnC	(0.04	)%D	(6.21)%		24.62%	0.74	%D

Ratios and supplemental data:
Net assets, end of period	$4,445,991		$1,018,965		$169,279	$100,763
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.72	%E	0.73%		0.75%	0.85	%E
Expenses, net of reimbursements and/or recoupments	0.71	%E	0.71%		0.71%	0.71	%E
Net investment income (loss), before expense reimbursements and/or recoupments	1.92	%E	1.75%		1.64%	(3.83	)%E
Net investment income (loss), net of reimbursements	1.93	%E	1.77%		1.68%	(3.69	)%E
Portfolio turnover rate	3	%D	9%		7%	21	%D

A	Effective date of class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

47

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended February 28, 2023 (unaudited)		Year Ended August 31,

			2022	2021		2020	2019	2018

Net asset value, beginning of period	$12.61		$20.93	$13.77		$14.22	$18.32	$16.04

Income (loss) from investment operations:
Net investment income	0.08		0.48	0.12	B	0.14	0.09	0.11
Net gains (losses) on investments (both realized and unrealized)	0.53		(2.44)	7.19		(0.51)	(2.62)	3.44

Total income (loss) from investment operations	0.61		(1.96)	7.31		(0.37)	(2.53)	3.55

Less distributions:
Dividends from net investment income	–		(0.12)	(0.15)		(0.08)	(0.09)	(0.03)
Distributions from net realized gains	(0.92)		(6.24)	–		–	(1.48)	(1.24)

Total distributions	(0.92)		(6.36)	(0.15)		(0.08)	(1.57)	(1.27)

Net asset value, end of period	$12.30		$12.61	$20.93		$13.77	$14.22	$18.32

Total returnC	5.46	%D	(13.72)%	53.31%		(2.70)%	(12.94)%	22.98%

Ratios and supplemental data:
Net assets, end of period	$2,258,714		$2,502,769	$24,213,159		$18,929,000	$24,989,951	$11,722,213
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.47	%E	1.22%	1.18%		1.17%	1.22%	1.23%
Expenses, net of reimbursements and/or recoupmentsF	0.89	%E	0.89%	0.89%		0.89%	0.89%	0.90%
Net investment income, before expense reimbursements and/or recoupments	0.16	%E	0.32%	0.31	%B	0.54%	0.57%	0.30%
Net investment income, net of reimbursements and/or recoupments	0.74	%E	0.65%	0.60	%B	0.82%	0.90%	0.64%
Portfolio turnover rate	55	%D	108%	104%		106%	93%	74%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Net investment income includes significant dividend payment from Tredegar Corp. amounting to $0.0381.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

48

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended February 28, 2023 (unaudited)		Year Ended August 31,

			2022	2021		2020	2019	2018

Net asset value, beginning of period	$12.69		$21.04	$13.85		$14.32	$18.45	$16.17

Income (loss) from investment operations:
Net investment income	0.06		0.09	0.12	A	0.11	0.13	0.08
Net gains (losses) on investments (both realized and unrealized)	0.54		(2.08)	7.22		(0.50)	(2.69)	3.47

Total income (loss) from investment operations	0.60		(1.99)	7.34		(0.39)	(2.56)	3.55

Less distributions:
Dividends from net investment income	–		(0.12)	(0.15)		(0.08)	(0.09)	(0.03)
Distributions from net realized gains	(0.92)		(6.24)	–		–	(1.48)	(1.24)

Total distributions	(0.92)		(6.36)	(0.15)		(0.08)	(1.57)	(1.27)

Net asset value, end of period	$12.37		$12.69	$21.04		$13.85	$14.32	$18.45

Total returnB	5.33	%C	(13.80)%	53.22%		(2.82)%	(13.02)%	22.79%

Ratios and supplemental data:
Net assets, end of period	$22,772,567		$29,219,646	$42,440,351		$35,283,932	$40,575,598	$47,832,660
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.53	%D	1.33%	1.28%		1.26%	1.24%	1.27%
Expenses, net of reimbursements and/or recoupmentsE	0.99	%D	0.99%	0.99%		0.99%	0.99%	1.00%
Net investment income, before expense reimbursements and/or recoupments	0.10	%D	0.22%	0.24	%A	0.45%	0.55%	0.26%
Net investment income, net of reimbursements and/or recoupments	0.64	%D	0.56%	0.53	%A	0.72%	0.80%	0.54%
Portfolio turnover rate	55	%C	108%	104%		106%	93%	74%

A	Net investment income includes significant dividend payment from Tredegar Corp. amounting to $0.0421.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

49

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended February 28, 2023 (unaudited)		Year Ended August 31,

			2022	2021		2020	2019	2018

Net asset value, beginning of period	$12.23		$20.53	$13.54		$14.03	$18.14	$15.95

Income (loss) from investment operations:
Net investment income	0.02	B	0.06	0.02	A	0.06	0.12	0.02
Net gains (losses) on investments (both realized and unrealized)	0.54		(2.02)	7.11		(0.49)	(2.68)	3.43

Total income (loss) from investment operations	0.56		(1.96)	7.13		(0.43)	(2.56)	3.45

Less distributions:
Dividends from net investment income	–		(0.10)	(0.14)		(0.06)	(0.07)	(0.02)
Distributions from net realized gains	(0.92)		(6.24)	–		–	(1.48)	(1.24)

Total distributions	(0.92)		(6.34)	(0.14)		(0.06)	(1.55)	(1.26)

Net asset value, end of period	$11.87		$12.23	$20.53		$13.54	$14.03	$18.14

Total returnC	5.21	%D	(14.03)%	52.84%		(3.12)%	(13.26)%	22.47%

Ratios and supplemental data:
Net assets, end of period	$7,286,157		$9,906,080	$16,391,734		$11,690,371	$12,486,352	$10,398,506
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.81	%E	1.60%	1.56%		1.60%	1.50%	1.44%
Expenses, net of reimbursements and/or recoupmentsF	1.27	%E	1.27%	1.27%		1.27%	1.27%	1.28%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.20	)%E	(0.04)%	(0.07	)%A	0.11%	0.27%	0.08%
Net investment income, net of reimbursements and/or recoupments	0.34	%E	0.29%	0.22	%A	0.44%	0.50%	0.24%
Portfolio turnover rate	55	%D	108%	104%		106%	93%	74%

A	Net investment income includes significant dividend payment from Tredegar Corp. amounting to $0.0411.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

50

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended February 28, 2023 (unaudited)		Year Ended August 31,

			2022	2021		2020		2019		2018

Net asset value, beginning of period	$12.27		$20.58	$13.57		$14.05		$18.15		$15.96

Income (loss) from investment operations:
Net investment income	0.03	A	0.29	0.05	AB	0.06	A	0.08	A	0.03	A
Net gains (losses) on investments (both realized and unrealized)	0.54		(2.24)	7.09		(0.49)		(2.64)		3.42

Total income (loss) from investment operations	0.57		(1.95)	7.14		(0.43)		(2.56)		3.45

Less distributions:
Dividends from net investment income	–		(0.12)	(0.13)		(0.05)		(0.06)		(0.02)
Distributions from net realized gains	(0.92)		(6.24)	–		–		(1.48)		(1.24)

Total distributions	(0.92)		(6.36)	(0.13)		(0.05)		(1.54)		(1.26)

Net asset value, end of period	$11.92		$12.27	$20.58		$13.57		$14.05		$18.15

Total returnC	5.28	%D	(13.97)%	52.80%		(3.10)%		(13.26)%		22.43%

Ratios and supplemental data:
Net assets, end of period	$1,089,552		$1,209,144	$1,621,044		$1,187,137		$2,693,316		$5,063,046
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.78	%E	1.56%	1.54%		1.47%		1.53%		1.54%
Expenses, net of reimbursements and/or recoupmentsF	1.21	%E	1.21%	1.23	%G	1.29%		1.29%		1.29%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.15	)%E	(0.01)%	(0.05	)%B	0.23%		0.27%		(0.04)%
Net investment income, net of reimbursements and/or recoupments	0.42	%E	0.34%	0.26	%B	0.41%		0.51%		0.20%
Portfolio turnover rate	55	%D	108%	104%		106%		93%		74%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes significant dividend payment from Tredegar Corp. amounting to $0.0439.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

51

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended February 28, 2023 (unaudited)		Year Ended August 31,

			2022		2021		2020	2019	2018

Net asset value, beginning of period	$11.16		$19.29		$12.73		$13.23	$17.26	$15.32

Income (loss) from investment operations:
Net investment (loss)	(0.04)		(0.06	)A	(0.36	)B	(0.30)	(0.06)	(0.09	)A
Net gains (losses) on investments (both realized and unrealized)	0.50		(1.83)		6.93		(0.20)	(2.49)	3.27

Total income (loss) from investment operations	0.46		(1.89)		6.57		(0.50)	(2.55)	3.18

Less distributions:
Dividends from net investment income	–		–		(0.01)		–	–	–
Distributions from net realized gains	(0.92)		(6.24)		–		–	(1.48)	(1.24)

Total distributions	(0.92)		(6.24)		(0.01)		–	(1.48)	(1.24)

Net asset value, end of period	$10.70		$11.16		$19.29		$12.73	$13.23	$17.26

Total returnC	4.80	%D	(14.64)%		51.59%		(3.78)%	(13.97)%	21.55%

Ratios and supplemental data:
Net assets, end of period	$1,289,843		$1,374,840		$1,716,403		$1,509,950	$2,370,089	$3,286,562
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.58	%E	2.35%		2.30%		2.28%	2.29%	2.29%
Expenses, net of reimbursements and/or recoupmentsF	2.01	%E	2.01%		2.03	%G	2.04%	2.04%	2.05%
Net investment (loss), before expense reimbursements and/or recoupments	(0.96	)%E	(0.81)%		(0.79	)%B	(0.57)%	(0.49)%	(0.78)%
Net investment (loss), net of reimbursements	(0.39	)%E	(0.47)%		(0.52	)%B	(0.33)%	(0.24)%	(0.53)%
Portfolio turnover rate	55	%D	108%		104%		106%	93%	74%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes significant dividend payment from Tredegar Corp. amounting to $0.0358.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

52

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of each Fund’s portfolio holdings is also made available on the Funds’ website at www.americanbeaconfunds.com approximately 60 days after the end of each quarter for the Zebra Small Cap Equity Fund and 20 days after the end of each month for The London Company Income Equity Fund.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, which is available free of charge on the Fund’s website at www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon The London Company Income Equity Fund and American Beacon Zebra Small Cap Equity Fund are service marks of American Beacon Advisors, Inc.

SAR 02/23

American Beacon®
FUNDS

2023 SEMI-ANNUAL REPORT

February 28, 2023

FEAC FLOATING RATE INCOME FUND

SIM HIGH YIELD OPPORTUNITIES FUND

FEAC_SIM 0223

About American Beacon Advisors, Inc.

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, Inc., you can put the experience of a multi-billion dollar asset management firm to work for your company.

FEAC FLOATING RATE INCOME FUND

Investments in high-yield securities (commonly referred to as “junk bonds”), including loans, CLOs, restricted securities and floating-rate securities, are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. Interest rate risk is the risk that debt securities will decrease in value with increases in market interest rates. Credit risk is the risk that a debt issuer will fail to make timely payment of interest or principal; the decline in an issuer’s credit rating can cause the price of its debt securities to go down. In addition, loans are subject to the risk that the Fund may not be able to obtain the collateral securing the loan in a timely manner, and the value of the collateral may not cover the amount owed on the loan. Geopolitical and other events have led to market disruptions causing adverse changes in the value of investments broadly. Changes in value may be temporary or may last for extended periods. The Fund’s incorporation of environmental, social and/or governance (ESG) considerations in its investment strategy may cause it to underperform funds that do not incorporate these considerations. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

SIM HIGH YIELD OPPORTUNITIES FUND

Investments in high-yield securities (commonly referred to as “junk bonds”), including loans, CLOs, restricted securities and floating-rate securities, are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. Interest rate risk is the risk that debt securities will decrease in value with increases in market interest rates. Credit risk is the risk that a debt issuer will fail to make timely payment of interest or principal; the decline in an issuer’s credit rating can cause the price of its debt securities to go down. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Consumer Staples companies are sensitive to commodities and energy prices, availability of underlying commodities, and government regulation. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in derivative instruments involves liquidity, credit, interest rate and market risks. Geopolitical and other events have led to market disruptions causing adverse changes in the value of investments broadly. Changes in value may be temporary or may last for extended periods. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Advisors	February 28, 2023

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Warren E. Buffett, the “Oracle of Omaha” and billionaire chairman and CEO of Berkshire Hathaway, once said, “Predicting rain doesn’t count. Building arks does.”

Mr. Buffett’s plain-spoken words make a great deal of common sense. Figuring out when the next dangerous storm may occur could prove to be an effort in futility if we haven’t also devised a plan for preserving our physical well-being when the thunder rolls and the lightning strikes. The time to build a shelter is before the storm clouds appear on the horizon. The same can also be said about our investment portfolios. Careful planning and fine-tuning can be especially important as we seek to preserve and grow our investment portfolios during periods of economic uncertainty – particularly as we consider the effects of higher inflation, slower economic growth and geopolitical concerns such as Russia’s war with Ukraine.

None of us has the ability to foresee the future – not even the Oracle of Omaha. To help your investment portfolio weather storms over the long term, we encourage you to work with financial professionals to develop your personal savings plan, conduct annual plan reviews, and make thoughtful, purposeful plan adjustments to better manage your evolving financial needs and goals. By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your portfolio. By allocating your portfolio according to your risk-tolerance level, you may be better positioned to withstand short-term crises. Through careful planning, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for entrusting your financial success with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Jeffrey K. Ringdahl

President

American Beacon Funds

American Beacon FEAC Floating Rate Income FundSM

Performance Overview

February 28, 2023 (Unaudited)

The Investor Class of the American Beacon FEAC Floating Rate Income Fund (the “Fund”) returned 1.99% for the six months ended February 28, 2023. The Fund underperformed the Credit Suisse Leveraged Loan Index (the “Index”) return of 3.33% for the same period.

Total Returns for the Period ended February 28, 2023

	Ticker	6 months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,2,6)	SPFLX	2.06%	-2.31%	1.20%	1.55%	3.69%
Y Class (1,2,3,6)	SPFYX	2.14%	-2.25%	1.14%	1.51%	3.62%
Investor Class (1,2,3,6)	SPFPX	1.99%	-2.56%	0.84%	1.21%	3.43%
A Class without sales charge (1,2,3,6)	SOUAX	2.03%	-2.46%	0.89%	1.26%	3.43%
A Class with sales Charge (1,2,3,6)	SOUAX	-0.54%	-4.86%	0.05%	0.74%	3.17%
C Class without sales charge (1,2,3,6)	SOUCX	1.65%	-3.29%	0.12%	0.50%	2.87%
C Class with sales charge (1,2,3,6)	SOUCX	0.65%	-4.29%	0.12%	0.50%	2.87%
SP Class (1,2,4,6)	SPFRX	2.09%	-2.42%	1.80%	1.79%	3.70%

Credit Suisse Leveraged Loan Index (5)		3.33%	2.26%	3.71%	3.63%	3.96%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A Class shares have a maximum sales charge of 2.50%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.

A portion of the fees charged to the R5 Class of the Fund was waived from Fund inception through 2017, partially recovered in 2018 and 2019 and waived since 2021. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect. A portion of the fees charged to the Investor Class of the Fund was waived from Fund inception through 2016, fully recovered in 2017 and waived since 2021. Performance prior to waiving fees was lower than returns shown for periods when waivers were in effect. A portion of the fees charged to the Y Class of the Fund was waived from Fund inception through 2016, fully recovered in 2017 and waived since 2021. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect. A portion of the fees charged to A and C Classes was waived from Fund inception through 2016, partially recovered in 2017 and 2018 and waived since 2021. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect. A portion of fees charged to the SP Class of the Fund was waived from Fund inception through 2016, partially recovered from 2017 through 2019 and waived since 2021. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect.

3.

Fund performance represents the returns achieved by the R5 Class from 2/28/13 up to 12/11/15, the inception date of the Y, Investor, A, and C Classes and the returns of each Class since its inception. Expenses of the R5 Class are lower than the other Classes. Therefore, total returns shown may be higher than they would have been had the Y, Investor, A, and C Classes been in existence since 2/28/13.

4.

Fund performance represents the returns achieved by the R5 Class from 2/28/13 up to 5/30/14, the inception date of the SP Class, and the returns of the SP Class since its inception. Expenses of the R5 Class are lower than the SP Class. Therefore, total returns shown may be higher than they would have been had the SP Class been in existence since 2/28/13.

5.	The Credit Suisse Leveraged Loan Index is an index designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. One cannot directly invest in an index.

6.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, C, and SP Class shares were 0.89%, 0.96%, 1.22%, 1.17%, 1.93%, and 1.18%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

On December 31, 2022, the subadvisor to the Fund was changed and First Eagle Alternative Credit, LLC (“FEAC”) began managing the Fund’s assets. By period end on February 28, 2023, much of the portfolio had been transitioned by FEAC, although a small portion remained to be transitioned as market opportunities allow.

During the period, the Federal Reserve Bank continued to raise interest rates, and the coupons on the Fund’s floating-rate bank loan holdings continued to increase as well. On average, the reset frequency of the coupons was one to three months, and the Fund benefitted from higher interest rates relatively quickly. In

American Beacon FEAC Floating Rate Income FundSM

Performance Overview

February 28, 2023 (Unaudited)

addition, the credit markets performed well during the period as spreads narrowed; however, certain segments of the market where the Fund was overweight lagged.

The Fund’s investments in loans with smaller amounts outstanding and lower credit quality underperformed during the period as investors preferred the safety of larger, higher-quality issuers. Loans rated single-B or lower underperformed, while those rated double-B or higher outperformed. Triple-C rated issues reported the lowest returns by a large margin. Likewise, smaller issuers in the Index, with under $500 million outstanding, lagged while larger issuers with over $1 billion outstanding, outperformed. Near period end, investors moved further into the highest-quality, most-liquid issuers as volatility in the Banking sector began to spread across markets.

Sector performance was mixed during the period as cyclical sectors such as Mining and Gaming produced the lowest results while Energy produced the highest results. The Fund benefitted from an underweight position in Mining due to its traditionally volatile nature, but the Fund lagged due to its underweight position in the similarly volatile exploration and production segments of the Energy market which outperformed. Likewise, the Fund moved to an overweight position in Gaming following the post-COVID-19 recovery; however, that sector lagged during the period. By comparison, the Fund’s overweight positions in the more stable sectors including Media/Telecom and Technology, produced more moderate results.

Given the backdrop of elevated inflation and an aggressive Federal Reserve Bank, the Fund maintained a diversified portfolio of resilient issuers and avoided the more volatile sectors of the market. The Fund identified opportunity across the credit spectrum and concentrated on issuers with capacity to endure uncertainty and generate higher yield and lower volatility than the Index over a full market cycle.

Top Ten Holdings (% Net Assets)
Cirque Du Soleil		2.6
Stats Intermediate Holdings LLC, 10.127%, Due 7/10/2026, Term Loan, (3 mo. USD LIBOR + 5.250%)		2.1
Charter Communications Operating LLC, 6.368%, Due 2/1/2027, 2019 Term Loan B2, (1 mo. USD LIBOR + 1.750%)		2.0
Genesee & Wyoming, Inc., 6.730%, Due 12/30/2026, Term Loan, (3 mo. USD LIBOR + 2.000%)		2.0
NortonLifeLock, Inc., 6.718%, Due 9/12/2029, 2022 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)		2.0
Zayo Group Holdings, Inc., 8.868%, Due 3/9/2027, 2022 USD Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)		1.9
SkyMiles IP Ltd., 8.558%, Due 10/20/2027, 2020 Skymiles Term Loan B, (3 mo. USD LIBOR + 3.750%)		1.8
Limetree Bay Terminals, LLC, 9.842%, Due 2/15/2024, 2022 Incremental Term Loan, (3 mo. USD LIBOR + 4.000%)		1.6
Jane Street Group LLC, 7.385%, Due 1/26/2028, 2021 Term Loan, (1 mo. USD LIBOR + 2.750%)		1.5
Mileage Plus Holdings LLC, 9.996%, Due 6/21/2027, 2020 Term Loan B, (3 mo. USD LIBOR + 5.250%)		1.5

Total Fund Holdings	185

Sector Weightings (% Investments)
Communications		24.7
Consumer, Non-Cyclical		17.0
Consumer, Cyclical		16.4
Industrial		12.5
Technology		12.4
Financial		10.0
Consumer Discretionary		2.9
Energy		2.8
Basic Materials		0.8
Diversified		0.5

American Beacon SiM High Yield Opportunities FundSM

Performance Overview

February 28, 2023 (Unaudited)

The Investor Class of the American Beacon SiM High Yield Opportunities Fund (the “Fund”) returned 2.94% for the six months ended February 28, 2023. The Fund outperformed the ICE BofA US High Yield Index (the “Index”) return of 2.36% for the same period.

Total Returns for the Period ended February 28, 2023

	Ticker	6 months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,2,4)	SHOIX	3.12%	-1.83%	4.41%	4.27%	4.87%
Y Class (1,2,4)	SHOYX	3.00%	-1.84%	4.34%	4.24%	4.81%
Investor Class (1,2,4)	SHYPX	2.94%	-2.11%	4.00%	3.92%	4.52%
A Class without sales charge (1,2,4)	SHOAX	2.94%	-2.09%	4.02%	3.85%	4.45%
A Class with sales Charge (1,2,4)	SHOAX	-1.91%	-6.75%	2.33%	2.84%	3.94%
C Class without sales charge (1,2,4)	SHOCX	2.57%	-2.74%	3.30%	3.19%	3.87%
C Class with sales charge (1,2,4)	SHOCX	1.57%	-3.74%	3.30%	3.19%	3.87%

ICE BofA US High Yield Index (3)		2.36%	-5.52%	1.14%	2.70%	4.02%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A Class shares have a maximum sales charge of 4.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.

A portion of fees charged to the R5 Class of the Fund was waived from Fund inception through 2018, partially recovered in 2019 and waived since 2020. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect. A portion of fees charged to the Investor Class of the Fund was waived in 2011 and 2012, partially recovered in 2013, fully recovered in 2016 and waived since 2021. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect. A portion of fees charged to the Y Class of the Fund was waived from 2011 through 2013, fully recovered in 2015 and waived in 2016 and since 2021. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect. A portion of fees charged to the A and C Classes of the Fund was waived from 2011 through 2014, partially recovered in 2015, fully recovered in 2016 and waived since 2021. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect.

3.

The ICE BofA US High Yield Index tracks the performance of U.S. dollar denominated, below-investment-grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have a below-investment-grade rating and an investment-grade rated country of risk. In addition, qualifying securities must have at least one-year remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $100 million. Defaulted securities and securities eligible for the dividends-received deduction are excluded from the Index. One cannot directly invest in an index.

4.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, and C Class shares were 0.82%, 0.89%, 1.17%, 1.14%, and 1.87%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Issue selection within the Fund’s Service and Transportation sectors contributed the most to relative performance. Conversely, the Fund’s issue selection within the Finance and Energy sectors somewhat detracted from the Fund’s relative returns.

From a sector allocation standpoint, an absence from the Telecommunications sector and overweight allocation to the Transportation sector contributed to relative performance. Conversely, a significant underweight to the Manufacturing sector detracted from the Fund’s relative return.

From a credit quality selection perspective, the Fund’s relative performance was helped by issue selection within the BBB-rated credit category. Conversely, the Fund’s issue selection within the Not-Rated credit category hurt relative returns.

American Beacon SiM High Yield Opportunities FundSM

Performance Overview

February 28, 2023 (Unaudited)

From a credit quality allocation standpoint, the Fund’s absence from the Below-C-rated credit category contributed positively to the Fund’s relative performance. Conversely, the Fund’s overweight allocation to the BBB-rated credit category detracted from relative returns.

The sub-advisor’s investment process of identifying long-term secular themes and seeking out-of-favor sectors through bottom-up fundamental research remains in place.

Top Ten Holdings (% Net Assets)
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 10.750%, Due 7/1/2025		2.3
Baytex Energy Corp., 8.750%, Due 4/1/2027		2.0
Strathcona Resources Ltd., 6.875%, Due 8/1/2026		1.9
Berry Petroleum Co. LLC, 7.000%, Due 2/15/2026		1.7
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029		1.7
TTM Technologies, Inc., 4.000%, Due 3/1/2029		1.7
Vector Group Ltd., 10.500%, Due 11/1/2026		1.7
Victoria’s Secret & Co., 4.625%, Due 7/15/2029		1.7
Station Casinos LLC, 4.500%, Due 2/15/2028		1.6
Townsquare Media, Inc., 6.875%, Due 2/1/2026		1.6

Total Fund Holdings	107

Sector Allocation (% Investments)
Consumer, Non-Cyclical		26.2
Energy		19.7
Consumer, Cyclical		18.0
Financial		12.1
Industrial		10.8
Technology		6.8
Communications		6.4

Country Allocation (% Fixed Income)
United States		76.9
Canada		10.5
United Kingdom		4.6
Sweden		2.7
China/Hong Kong		1.8
Chile		1.1
Netherlands		0.9
Norway		0.8
Germany		0.7

American Beacon FundsSM

Expense Examples

February 28, 2023 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from September 1, 2022 through February 28, 2023.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Expense Examples

February 28, 2023 (Unaudited)

American Beacon FEAC Floating Rate Income Fund

	Beginning Account Value 9/1/2022	Ending Account Value 2/28/2023	Expenses Paid During Period 9/1/2022-2/28/2023*
R5 Class
Actual	$1,000.00	$1,020.60	$4.11
Hypothetical**	$1,000.00	$1,020.73	$4.11
Y Class
Actual	$1,000.00	$1,021.40	$4.41
Hypothetical**	$1,000.00	$1,020.43	$4.41
Investor Class
Actual	$1,000.00	$1,019.90	$5.81
Hypothetical**	$1,000.00	$1,019.04	$5.81
A Class
Actual	$1,000.00	$1,020.30	$5.46
Hypothetical**	$1,000.00	$1,019.39	$5.46
C Class
Actual	$1,000.00	$1,016.50	$9.30
Hypothetical**	$1,000.00	$1,015.57	$9.30
SP Class
Actual	$1,000.00	$1,020.90	$5.41
Hypothetical**	$1,000.00	$1,019.44	$5.41

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.82%, 0.88%, 1.16%, 1.09%, 1.86%, and 1.08% for the R5, Y, Investor, A, C, and SP Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon SiM High Yield Opportunities Fund

	Beginning Account Value 9/1/2022	Ending Account Value 2/28/2023	Expenses Paid During Period 9/1/2022-2/28/2023*
R5 Class
Actual	$1,000.00	$1,031.20	$3.73
Hypothetical**	$1,000.00	$1,021.13	$3.71
Y Class
Actual	$1,000.00	$1,030.00	$3.77
Hypothetical**	$1,000.00	$1,021.08	$3.76
Investor Class
Actual	$1,000.00	$1,029.40	$5.53
Hypothetical**	$1,000.00	$1,019.34	$5.51
A Class
Actual	$1,000.00	$1,029.40	$5.38
Hypothetical**	$1,000.00	$1,019.49	$5.36
C Class
Actual	$1,000.00	$1,025.70	$9.09
Hypothetical**	$1,000.00	$1,015.82	$9.05

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.74%, 0.75%, 1.10%, 1.07%, and 1.81% for the R5, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 28, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 2.83%

Consumer Discretionary - 2.60%

Commercial Services & Supplies - 0.01%
Constellis Holdings LLCA	69,609	$17,402

Entertainment - 2.59%
Cirque Du SoleilA	698,070	7,155,217
Deluxe EntertainmentA B C	102,794	-

		7,155,217

Specialty Retail - 0.00%
Riverbed Holdings, Inc.A	15,164	152

Total Consumer Discretionary		7,172,771

Energy - 0.00%

Oil, Gas & Consumable Fuels - 0.00%
Southcross Energy Partners LLCA	533,359	2,667

Financials - 0.22%

Diversified Financial Services - 0.22%
GEE Acquisition Holdings Corp.A	94,492	598,418

Information Technology - 0.01%

Communications Equipment - 0.01%
4L Technologies, Inc.A	140,935	4,228
INAP ReorgA B C	87,247	13,087

		17,315

Total Information Technology		17,315

Total Common Stocks (Cost $4,875,379)		7,791,171

WARRANTS - 0.31% (Cost $15,287)

Consumer Cyclical - 0.31%
CDS US Intermediate Holdings, Inc.A	485,314	849,300

PREFERRED STOCKS - 0.03% (Cost $339,302)

Energy - 0.03%

Oil, Gas & Consumable Fuels - 0.03%
Southcross Energy Partners LLCA D	2,077,530	83,101

	Principal Amount

BANK LOAN OBLIGATIONSE - 79.86%

Basic Materials - 0.52%

Chemicals - 0.52%
Ineos U.S. Finance LLC, Due 2/10/2030, 2023 USD Term Loan BF	$348,635	345,692
IRIS Holdings, Inc., 9.526%, Due 6/28/2028, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.750%)	1,242,075	1,083,711

		1,429,403

Total Basic Materials		1,429,403

Communications - 20.46%

Advertising - 1.45%
CMG Media Corp., 8.230%, Due 12/17/2026, 2021 Term Loan, (3 mo. USD LIBOR + 3.500%)	4,263,237	3,998,916

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 28, 2023 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 79.86% (continued)

Communications - 20.46% (continued)

Internet - 6.16%
Delivery Hero SE, Due 8/12/2027F	$1,518,909	$1,512,575
Getty Images, Inc., 9.218%, Due 2/19/2026, 2019 USD Term Loan B, (1 mo. USD LIBOR + 4.500%)	1,806,141	1,802,764
Go Daddy Operating Co. LLC, 7.868%, Due 11/9/2029, 2022 Term Loan B5, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	1,048,507	1,048,643
MH Sub LLC, Due 9/15/2024, 2017 1st Lien Term LoanF	2,636,425	2,614,358
NortonLifeLock, Inc., 6.718%, Due 9/12/2029, 2022 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	5,463,753	5,401,302
Uber Technologies, Inc.,
8.453%, Due 4/4/2025, 2021 1st Lien Term Loan B, (3 mo. USD LIBOR + 3.500%)	1,234,982	1,233,636
7.656%, Due 2/28/2030, 2023 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	3,344,283	3,335,922

		16,949,200

Media - 5.71%
Charter Communications Operating LLC, 6.368%, Due 2/1/2027, 2019 Term Loan B2, (1 mo. USD LIBOR + 1.750%)	5,488,380	5,436,241
Coral-U.S. Co-Borrower LLC, 7.588%, Due 10/15/2029, 2021 Term Loan B6, (1 mo. USD LIBOR + 3.000%)F	2,096,395	2,062,768
CSC Holdings, LLC,
6.838%, Due 7/17/2025, 2017 Term Loan B1, (1 mo. USD LIBOR + 2.250%)	986,972	951,353
9.062%, Due 1/17/2028, 2022 Term Loan B6, (1 mo. USD Secured Overnight Financing Rate + 4.500%)	428,483	400,632
GEE Holdings LLC,
12.729%, Due 3/24/2025, 2021 Exit Term Loan, (3 mo. USD LIBOR + 8.000%)L	2,192,511	2,143,180
6.750%, Due 3/23/2026, 2021 2nd Lien Takeback Term Loan, PIK (in-kind rate 6.750%)L	1,809,325	1,085,595
Gray Television, Inc.,
7.162%, Due 2/7/2024, 2017 Term Loan B, (1 mo. USD LIBOR + 2.500%)	76	75
7.662%, Due 12/1/2028, 2021 Term Loan D, (1 mo. USD LIBOR + 3.000%)	712,982	704,198
Sinclair Television Group, Inc.,
7.640%, Due 4/1/2028, 2021 Term Loan B3, (1 mo. USD LIBOR + 3.000%)	3,797	3,651
8.468%, Due 4/21/2029, 2022 Term Loan B4, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	1,061,665	1,031,471
Univision Communications, Inc.,
7.885%, Due 1/31/2029, 2022 Term Loan B, (1 mo. USD LIBOR + 3.250%)	1,355,224	1,334,895
8.830%, Due 6/24/2029, 2022 First Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	560,185	559,020

		15,713,079

Telecommunications - 7.14%
Cincinnati Bell, Inc., 7.968%, Due 11/22/2028, 2021 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 3.250%)F	2,746,433	2,723,391
Connect Finco SARL, 8.140%, Due 12/11/2026, 2021 Term Loan B, (1 mo. USD LIBOR + 3.500%)	4,117,936	4,041,754
MLN U.S. HoldCo LLC,
10.894%, Due 10/18/2027, 2022 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 6.440%)	894,219	858,450
13.704%, Due 10/18/2027, 2022 Third Out Term Loan, (3 mo. USD Secured Overnight Financing Rate + 9.250%)	2,065,000	1,528,100
11.154%, Due 11/1/2027, 2022 Second Out Term Loan, (3 mo. USD Secured Overnight Financing Rate + 6.700%)	3,314,183	2,319,928
SBA Senior Finance LLC, 6.410%, Due 4/11/2025, 2018 Term Loan B, (1 mo. USD LIBOR + 1.750%)	2,848,491	2,842,566
Zayo Group Holdings, Inc., 8.868%, Due 3/9/2027, 2022 USD Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	6,306,113	5,350,043

		19,664,232

Total Communications		56,325,427

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 28, 2023 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 79.86% (continued)

Consumer, Cyclical - 12.17%

Airlines - 6.05%
American Airlines, Inc.,
6.385%, Due 1/29/2027, 2017 1st Lien Term Loan, (1 mo. USD LIBOR + 1.750%)F	$2,871,542	$2,773,422
8.154%, Due 2/15/2028, 2023 Term Loan BF	1,434,454	1,393,658
9.558%, Due 4/20/2028, 2021 Term Loan, (3 mo. USD LIBOR + 4.750%)	3,305,089	3,382,461
Mileage Plus Holdings LLC, 9.996%, Due 6/21/2027, 2020 Term Loan B, (3 mo. USD LIBOR + 5.250%)	4,023,332	4,185,271
SkyMiles IP Ltd., 8.558%, Due 10/20/2027, 2020 Skymiles Term Loan B, (3 mo. USD LIBOR + 3.750%)	4,755,700	4,919,201

		16,654,013

Apparel - 0.00%
New Trojan Parent, Inc., 7.885%, Due 1/6/2028, 1st Lien Term Loan, (1 mo. USD LIBOR + 3.250%)	1	1

Auto Parts & Equipment - 0.24%
Clarios Global LP, 7.820%, Due 4/30/2026, 2021 USD Term Loan BF	668,734	667,898

Entertainment - 3.20%
Allen Media LLC, 10.230%, Due 2/10/2027, 2021 Term Loan B, (3 mo. USD LIBOR + 5.500%)	1,250,269	1,038,348
Bally’s Corp., 7.851%, Due 10/2/2028, 2021 Term Loan B, (1 mo. USD LIBOR + 3.250%)	1,749,896	1,665,569
Caesars Entertainment Corp, 7.968%, Due 2/6/2030, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	2,996,286	2,989,215
Deluxe Entertainment Services Group, Inc.,
6.000%, Due 3/25/2024, 2019 1st Lien Exit PIK Term Loan, PIK (in-kind rate 1.500%)B C L	87,007	8,187
2.500%, Due 9/25/2024, 2019 Exit 2nd Lien Term Loan, PIK (in-kind rate 2.500%)B C L	1,091,077	-
DHX Media Ltd., Due 3/26/2029, 2021 Term LoanF	1,611,170	1,529,097
J&J Ventures Gaming LLC, 8.730%, Due 4/26/2028, Term Loan, (3 mo. USD LIBOR + 4.000%)	1,561,527	1,499,847
William Morris Endeavor Entertainment LLC, 7.390% - 7.480%, Due 5/18/2025, 2018 1st Lien Term Loan, (1 mo. USD LIBOR + 2.750%)	72,678	72,250

		8,802,513

Home Furnishings - 0.14%
AI Aqua Merger Sub, Inc.,
Due 7/31/2028, 2022 Delayed Draw Term loanF G	253,081	243,117
8.426% - 8.448%, Due 7/31/2028, 2022 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%, 3 mo. USD Secured Overnight Financing Rate + 3.750%)	141,148	135,590

		378,707

Leisure Time - 0.94%
City Football Group Ltd., 7.592%, Due 7/21/2028, Term Loan, (1 mo. USD LIBOR + 3.000%)	2,732,400	2,582,118

Lodging - 0.98%
Hilton Domestic Operating Co., Inc., 6.455%, Due 6/22/2026, 2019 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	2,719,361	2,714,140

Retail - 0.62%
Dave & Buster’s, Inc., Due 6/29/2029, 2022 Term Loan BF	698,080	700,000
IRB Holding Corp., Due 12/15/2027, 2022 Term Loan BF	726,772	716,779
NPC International, Inc., 3.500%, Due 4/19/2024, 1st Lien Term Loan, (3 mo. PRIME + 4.500%)B C L	964,468	288,086

		1,704,865

Total Consumer, Cyclical		33,504,255

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 28, 2023 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 79.86% (continued)

Consumer, Non-Cyclical - 14.68%

Beverages - 1.76%
City Brewing Co. LLC, 8.330%, Due 4/5/2028, Closing Date Term Loan, (3 mo. USD LIBOR + 3.500%)F	$3,405,208	$1,628,813
Sunshine Investments B.V., 9.011%, Due 7/12/2029, 2022 USD Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	1,452,205	1,441,924
Triton Water Holdings, Inc., 8.230%, Due 3/31/2028, Term Loan, (3 mo. USD LIBOR + 3.500%)	1,908,585	1,772,846

		4,843,583

Biotechnology - 0.49%
ANI Pharmaceuticals, Inc., 10.635%, Due 11/19/2027, Term Loan B, (1 mo. USD LIBOR + 6.000%)	1,401,031	1,351,995

Commercial Services - 8.55%
APFS Staffing Holdings, Inc., Due 12/29/2028, 2021 Term LoanF	775,436	765,743
Avis Budget Car Rental LLC, 8.218%, Due 3/16/2029, 2022 Term Loan C, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	1,461,011	1,456,744
AVSC Holding Corp., 8.306%, Due 3/3/2025, 2020 Term Loan B1, (3 mo. USD LIBOR + 3.500%)	6,261	6,012
Corporation Service Co., 7.968%, Due 11/2/2029, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	682,219	681,796
Creative Artists Agency LLC, 8.064%, Due 11/16/2028, 2023 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	1,344,073	1,339,879
Inmar Holdings, Inc., 8.635% - 8.730%, Due 5/1/2024, 2017 1st Lien Term Loan, (1 mo. USD LIBOR + 4.000%, 3 mo. USD LIBOR + 4.000%)	1,543,590	1,506,451
Kingpin Intermediate Holdings LLC, 8.118%, Due 2/8/2028, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	1,133,446	1,129,196
New Constellis Borrower LLC,
12.135%, Due 3/27/2024, 2020 Term Loan, (1 mo. USD LIBOR + 7.500%)	1,316,330	1,085,972
15.635%, Due 3/27/2025, 2020 2nd Lien PIK Term Loan, (1 mo. USD LIBOR + 11.000%)	911,135	474,929
Prometric Holdings, Inc., Due 1/29/2025, 1st Lien Term LoanF	349,595	325,997
RLG Holdings LLC, 8.635%, Due 7/7/2028, 2021 Term Loan, (1 mo. USD LIBOR + 4.000%)	1,786,368	1,734,456
Stats Intermediate Holdings LLC, 10.127%, Due 7/10/2026, Term Loan, (3 mo. USD LIBOR + 5.250%)	6,190,892	5,803,962
Teneo Holdings LLC, 9.968%, Due 7/12/2025, Term LoanF	3,495,150	3,447,091
Trans Union LLC, 6.885%, Due 12/1/2028, 2021 Term Loan B6, (1 mo. USD LIBOR + 2.250%)F	3,807,487	3,782,396

		23,540,624

Food - 0.25%
Sigma Bidco B.V., 7.460%, Due 7/2/2025, 2018 USD Term Loan B2, (6 mo. USD Secured Overnight Financing Rate + 3.000%)F	723,258	673,838

Health Care - Products - 0.96%
Lifescan Global Corp., 10.754%, Due 10/1/2024, 2018 1st Lien Term Loan, (3 mo. USD LIBOR + 6.000%)	3,409,039	2,655,642

Health Care - Services - 1.60%
AHP Health Partners, Inc., 8.135%, Due 8/24/2028, 2021 Term Loan B, (1 mo. USD LIBOR + 3.500%)	1,674,750	1,660,933
National Mentor Holdings, Inc.,
8.480%, Due 3/2/2028, 2021 Term Loan, (3 mo. USD LIBOR + 3.750%)F	2,512,706	1,936,367
8.480%, Due 3/2/2028, 2021 Term Loan C, (3 mo. USD LIBOR + 3.750%)	71,318	54,960
Phoenix Guarantor, Inc., 8.135%, Due 3/5/2026, 2021 Term Loan B3, (1 mo. USD LIBOR + 3.500%)	762,339	750,743

		4,403,003

Household Products/Wares - 0.11%
Instant Brands Holdings, Inc., 9.953%, Due 4/12/2028, Term Loan, (3 mo. USD LIBOR + 5.000%)	584,863	312,902

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 28, 2023 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 79.86% (continued)

Consumer, Non-Cyclical - 14.68% (continued)

Pharmaceuticals - 0.96%
Alvogen Pharma U.S., Inc., 12.230%, Due 6/30/2025, 2022 Extended Term Loan, (3 mo. USD LIBOR + 7.500%)	$2,261,902	$1,967,855
Padagis LLC, 9.538%, Due 7/6/2028, Term Loan B, (3 mo. USD LIBOR + 4.750%)	722,926	663,740

		2,631,595

Total Consumer, Non-Cyclical		40,413,182

Diversified - 0.43%

Holding Companies - Diversified - 0.43%
Emerald Expositions Holding, Inc., 7.135%, Due 5/22/2024, 2017 Term Loan B, (1 mo. USD LIBOR + 2.500%)	1,203,958	1,183,888

Energy - 2.44%

Oil & Gas - 2.44%
Apro LLC, 8.330%, Due 11/14/2026, 2021 Term Loan, (1 Week USD LIBOR + 3.750%)	379,329	376,484
Lealand Finance Co. B.V., 7.635%, Due 6/28/2024, 2020 Make Whole Term Loan, (1 mo. USD LIBOR + 3.000%)	142,892	84,306
Limetree Bay Terminals, LLC, 9.842%, Due 2/15/2024, 2022 Incremental Term Loan, (3 mo. USD LIBOR + 4.000%)	5,721,306	4,305,283
Waterbridge Midstream Operating LLC, 10.568%, Due 6/22/2026, Term Loan B, (3 mo. USD LIBOR + 5.750%)	1,971,984	1,953,901

		6,719,974

Pipelines - 0.00%
Oryx Midstream Services Permian Basin LLC, 8.063%, Due 10/5/2028, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	2	2

Total Energy		6,719,976

Financial - 8.19%

Diversified Financial Services - 4.87%
Apex Group Treasury LLC, 8.556%, Due 7/27/2028, USD Term Loan, (3 mo. USD LIBOR + 3.750%)	1,803,461	1,764,019
Aretec Group, Inc., 8.968%, Due 10/1/2025, 2018 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	358,159	352,787
Astra Acquisition Corp., 9.885%, Due 10/25/2028, 2021 1st Lien Term Loan, (1 mo. USD LIBOR + 5.250%)F	1,201,234	1,037,866
Blackhawk Network Holdings, Inc., 7.890%, Due 6/15/2025, 2018 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	346,702	339,824
Castlelake Aviation Ltd.,
Due 10/28/2027, 2023 Incremental Term Loan BF	688,393	679,499
Due 10/22/2026, Term Loan BF	2,000,000	1,979,380
Citadel Securities LP, 7.232%, Due 2/2/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	722,463	715,578
Eisner Advisory Group LLC,
9.982%, Due 7/28/2028, 2022 Incremental Term Loan, (1 mo. USD Secured Overnight Financing Rate + 5.250%)	720,542	715,138
Due 7/31/2028, Term LoanF	700,075	694,825
Focus Financial Partners LLC, 7.868%, Due 6/30/2028, 2022 Term Loan B5, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	1,061,340	1,054,537
Jane Street Group LLC, 7.385%, Due 1/26/2028, 2021 Term Loan, (1 mo. USD LIBOR + 2.750%)	4,079,328	4,056,402
NBG Acquisition, Inc., 10.230%, Due 4/26/2024, Term Loan, (3 mo. USD LIBOR + 5.500%)	242,068	31,469

		13,421,324

Insurance - 1.26%
Asurion LLC,
Due 11/3/2024, 2018 Term Loan B7F	521,755	519,610
8.680%, Due 8/19/2028, 2022 Term Loan B10, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	1,595,465	1,492,892
9.885%, Due 1/20/2029, 2021 Second Lien Term Loan B4, (1 mo. USD LIBOR + 5.250%)	1,698,195	1,445,164

		3,457,666

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 28, 2023 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 79.86% (continued)

Financial - 8.19% (continued)

Investment Companies - 1.86%
AI Mistral Holdco Ltd., 10.618%, Due 9/30/2025, 2017 Term Loan B, (1 mo. USD LIBOR + 6.000%)	$2,980,366	$2,797,819
Intrado Corp., 8.676%, Due 1/31/2030, 2023 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	1,361,908	1,351,122
WH Borrower LLC,
10.158%, Due 2/15/2027, Term LoanF	723,733	687,546
10.159%, Due 2/15/2027, 2023 Incremental Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	296,992	285,112

		5,121,599

Real Estate - 0.20%
Cushman & Wakefield U.S. Borrower LLC, 7.385%, Due 8/21/2025, 2020 Term Loan B, (1 mo. USD LIBOR + 2.750%)	552,470	549,017

Total Financial		22,549,606

Industrial - 10.17%

Aerospace/Defense - 0.13%
TransDigm, Inc., 7.830%, Due 2/22/2027, 2022 Term Loan H, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	354,752	354,142

Building Materials - 0.67%
Foley Products Co. LLC, 9.480%, Due 2/16/2028, 2021 Term LoanF	1,136,184	1,118,005
Smyrna Ready Mix Concrete LLC, 8.968%, Due 4/2/2029, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	723,370	719,752

		1,837,757

Electrical Components & Equipment - 0.27%
Creation Technologies, Inc., 10.282%, Due 10/5/2028, 2021 Term Loan, (3 mo. USD LIBOR + 5.500%)	873,105	746,505

Electronics - 0.27%
NorthPole Newco SARL, 14.500%, Due 3/3/2025, 2022 Term Loan B1, (3 mo. PRIME + 7.000%)	872,152	261,646
14.750%, Due 3/18/2025, Term Loan, (3 mo. PRIME + 7.000%)	3,425,455	282,600
11.000%, Due 12/31/2025, 2022 PIK Term Loan, PIK (in-kind rate 11.000%)	19,829	991
11.000%, Due 12/31/2025, 2022 RevolverH	206,091	195,787

		741,024

Environmental Control - 1.71%
Bingo Industries Ltd., Due 8/9/2028, Term LoanF	2,321,930	2,224,223
EnergySolutions LLC, 8.480%, Due 5/9/2025, 2018 Term Loan B, (3 mo. USD LIBOR + 3.750%)	401,213	385,866
LRS Holdings, LLC, 8.885%, Due 8/31/2028, Term Loan B, (1 mo. USD LIBOR + 4.250%)	771,254	750,045
Madison IAQ LLC, 7.988%, Due 6/21/2028, Term Loan, (3 mo. USD LIBOR + 3.250%)	1,405,679	1,336,828

		4,696,962

Machinery - Diversified - 0.73%
Arcline FM Holdings LLC, 9.480%, Due 6/23/2028, 2021 1st Lien Term Loan, (3 mo. USD LIBOR + 4.750%)	785,969	746,019
Project Castle, Inc., 10.080%, Due 6/1/2029, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	698,250	599,622
SPX Flow, Inc., Due 4/5/2029, 2022 Term LoanF	713,625	675,960

		2,021,601

Metal Fabricate/Hardware - 0.80%
Tiger Acquisition LLC, 7.968%, Due 6/1/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	2,255,936	2,198,319

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 28, 2023 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 79.86% (continued)

Industrial - 10.17% (continued)

Packaging & Containers - 2.98%
Berry Global, Inc., 6.325%, Due 7/1/2026, 2021 Term Loan Z, (1 mo. USD LIBOR + 1.750%)	$1,450,000	$1,445,215
Pretium PKG Holdings, Inc.,
8.735% - 8.788%, Due 10/2/2028, 2021 1st Lien Term Loan, (3 mo. USD LIBOR + 4.000%)	3,192,139	2,786,482
11.485% - 11.538%, Due 10/1/2029, 2021 2nd Lien Term Loan, (3 mo. USD LIBOR + 6.750%)	1,641,741	1,137,316
Reynolds Group Holdings, Inc.,
7.885%, Due 2/5/2026, 2020 Term Loan B2, (1 mo. USD LIBOR + 3.250%)	685,380	683,132
7.885%, Due 9/24/2028, 2021 Term Loan B, (1 mo. USD LIBOR + 3.250%)	754,481	750,241
Valcour Packaging LLC, 7.982%, Due 10/4/2028, 2021 1st Lien Term Loan, (2 mo. USD LIBOR + 3.750%)	1,636,639	1,411,601

		8,213,987

Transportation - 2.61%
First Student Bidco Inc., 7.726%, Due 7/21/2028, Term Loan B, (3 mo. USD LIBOR + 3.000%)	238,824	227,649
7.726%, Due 7/21/2028, Term Loan C, (3 mo. USD LIBOR + 3.000%)	89,047	84,880
8.680%, Due 7/21/2028, 2022 Incremental Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	736,015	716,239
8.680%, Due 7/21/2028, 2022 Incremental Term Loan C, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	51,112	49,739
Genesee & Wyoming, Inc., 6.730%, Due 12/30/2026, Term Loan, (3 mo. USD LIBOR + 2.000%)F	5,443,596	5,425,469
LaserShip, Inc., 9.230%, Due 5/7/2028, 2021 Term Loan, (3 mo. USD LIBOR + 4.500%)	808,397	671,980

		7,175,956

Total Industrial		27,986,253

Technology - 10.80%

Computers - 4.70%
24-7 Intouch, Inc., 9.385%, Due 8/25/2025, 2018 Term Loan, (1 mo. USD LIBOR + 4.750%)F	1,427,507	1,382,897
Amentum Government Services Holdings LLC, 7.558% - 8.764%, Due 2/15/2029, 2022 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	357,946	353,321
Magenta Buyer LLC,
9.580%, Due 7/27/2028, 2021 USD 1st Lien Term Loan, (3 mo. USD LIBOR + 4.750%)	4,158,631	3,525,729
13.080%, Due 7/27/2029, 2021 USD 2nd Lien Term Loan, (3 mo. USD LIBOR + 8.250%)	728,000	566,748
McAfee LLC, 8.515%, Due 3/1/2029, 2022 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	2,534,035	2,372,491
Park Place Technologies LLC, 9.718%, Due 11/10/2027, 2020 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 5.000%)	912,146	883,076
Peraton Corp., 8.385%, Due 2/1/2028, Term Loan B, (1 mo. USD LIBOR + 3.750%)	683,216	675,851
Perforce Software, Inc., 8.385%, Due 7/1/2026, 2020 Term Loan B, (1 mo. USD LIBOR + 3.750%)	355,984	335,572
SonicWall U.S. Holdings, Inc., 12.458%, Due 5/18/2026, 2nd Lien Term Loan, (3 mo. USD LIBOR + 7.500%)	1,427,163	1,334,396
Verifone Systems, Inc., 8.958%, Due 8/20/2025, 2018 1st Lien Term Loan, (3 mo. USD LIBOR + 4.000%)	1,605,306	1,490,125

		12,920,206

Semiconductors - 0.47%
Natel Engineering Co., Inc., 10.420%, Due 4/30/2026, 2019 Term Loan B, (3 mo. USD LIBOR + 6.250%)	1,461,907	1,297,443

Software - 5.63%
AppLovin Corp., 7.943%, Due 8/15/2025, 2018 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.350%)F	1,338,577	1,328,538
Byju’s Alpha, Inc., 12.928%, Due 11/24/2026, Term Loan B, (1 mo. USD LIBOR + 6.000%)	881,916	752,389
Camelot U.S. Acquisition LLC, 7.635%, Due 10/30/2026, Term Loan B, (1 mo. USD LIBOR + 3.000%)	1,450,000	1,443,054
CDK Global, Inc., 9.080%, Due 7/6/2029, 2022 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	1,424,032	1,418,549

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 28, 2023 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 79.86% (continued)

Technology - 10.80% (continued)

Software - 5.63% (continued)
Cloud Software Group, Inc., Due 3/30/2029, 2022 USD Term LoanF	$753,017	$697,407
CommerceHub, Inc., 8.777%, Due 12/29/2027, 2020 Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 4.000%)	1,606,422	1,526,101
CT Technologies Intermediate Holdings, Inc., 8.885%, Due 12/16/2025, 2021 Term Loan B, (1 mo. USD LIBOR + 4.250%)	2,364,095	2,287,262
Fortra, LLC, 8.776%, Due 11/19/2026, 2021 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	1,462,054	1,343,525
Grab Holdings, Inc., 9.135%, Due 1/29/2026, Term Loan B, (1 mo. USD LIBOR + 4.500%)	492,391	490,545
Greeneden U.S. Holdings LLC, 8.635%, Due 12/1/2027, 2020 USD Term Loan B4, (1 mo. USD LIBOR + 4.000%)	2,053,825	2,033,286
Internap Corp., 11.360%, Due 5/8/2025, 2020 PIK Second Out Term Loan, PIK (in-kind rate 3.500%)	342,361	164,333
Particle Investments SARL, 9.980%, Due 2/18/2027, Term Loan, (3 mo. USD LIBOR + 5.250%)	4,290	4,183
Project Accelerate Parent LLC, 8.885%, Due 1/2/2025, 1st Lien Term Loan, (1 mo. USD LIBOR + 4.250%)	1,717,324	1,665,804
S2P Acquisition Borrower, Inc., Due 8/14/2026, Term LoanF	354,319	352,104

		15,507,080

Total Technology		29,724,729

Total Bank Loan Obligations (Cost $228,183,080)		219,836,719

CORPORATE OBLIGATIONS - 5.07%

Communications - 1.46%

Internet - 0.90%
Getty Images, Inc., 9.750%, Due 3/1/2027I	2,500,000	2,481,250

Media - 0.56%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, Due 2/1/2028I	1,000,000	906,250
Univision Communications, Inc., 7.375%, Due 6/30/2030I	667,000	632,584

		1,538,834

Total Communications		4,020,084

Consumer, Cyclical - 1.72%

Airlines - 0.71%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, Due 4/20/2026I	2,000,000	1,945,789

Entertainment - 0.67%
Caesars Entertainment, Inc., 6.250%, Due 7/1/2025I	1,000,000	991,283
WMG Acquisition Corp., 3.875%, Due 7/15/2030I	1,000,000	848,200

		1,839,483

Leisure Time - 0.34%
Carnival Corp., 4.000%, Due 8/1/2028I	1,000,000	844,830
Royal Caribbean Cruises Ltd., 7.250%, Due 1/15/2030I	105,000	105,459

		950,289

Total Consumer, Cyclical		4,735,561

Consumer, Non-Cyclical - 0.35%

Commercial Services - 0.31%
ADT Security Corp., 4.125%, Due 8/1/2029I	1,000,000	857,720

Food - 0.04%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.500%, Due 2/15/2028I	107,000	106,355

Total Consumer, Non-Cyclical		964,075

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 28, 2023 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 5.07% (continued)

Financial - 0.45%

Insurance - 0.15%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, Due 4/15/2028I	$426,000	$417,991

REITS - 0.30%
Iron Mountain, Inc., 4.500%, Due 2/15/2031I	1,000,000	827,978

Total Financial		1,245,969

Industrial - 0.94%

Aerospace/Defense - 0.08%
TransDigm, Inc., 6.750%, Due 8/15/2028I	206,000	205,073

Packaging & Containers - 0.86%
Berry Global, Inc., 4.875%, Due 7/15/2026I	2,000,000	1,909,225
Mauser Packaging Solutions Holding Co., 9.250%, Due 4/15/2027I	500,000	470,000

		2,379,225

Total Industrial		2,584,298

Technology - 0.15%

Software - 0.15%
Rocket Software, Inc., 6.500%, Due 2/15/2029I	500,000	409,175

Total Corporate Obligations (Cost $14,369,866)		13,959,162

FOREIGN CORPORATE OBLIGATIONS - 0.52%

Basic Materials - 0.21%

Chemicals - 0.21%
INEOS Finance PLC, 6.750%, Due 5/15/2028I	610,000	595,580

Consumer, Cyclical - 0.31%

Retail - 0.31%
1011778 BC ULC/New Red Finance, Inc., 3.500%, Due 2/15/2029I	1,000,000	851,429

Total Foreign Corporate Obligations (Cost $1,494,033)		1,447,009

	Shares

SHORT-TERM INVESTMENTS - 2.47% (Cost $6,799,063)

Investment Companies - 2.47%
American Beacon U.S. Government Money Market Select Fund, 4.43%J K	6,799,063	6,799,063

TOTAL INVESTMENTS - 91.09% (Cost $256,076,010)		250,765,525
OTHER ASSETS, NET OF LIABILITIES - 8.91%		24,514,696

TOTAL NET ASSETS - 100.00%		$275,280,221

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $309,360 or 0.11% of net assets.

C Value was determined using significant unobservable inputs.

D A type of Preferred Stock that has no maturity date.

E Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

F Coupon rates may not be available for all or a portion of bank loans that are unsettled and/or unfunded as of February 28, 2023.

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 28, 2023 (Unaudited)

G All or a portion of the security is an Unfunded Loan Commitment. At period end, the amount of unfunded loan commitments was $173,185 or 0.06% of net assets. Of this amount, $173,185 relates to AI Aqua Merger Sub, Inc.

H Fixed Rate.

I Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $15,406,171 or 5.60% of net assets. The Fund has no right to demand registration of these securities.

J The Fund is affiliated by having the same investment advisor.

K 7-day yield.

L Default Security. At period end, the amount of securities in default was $3,525,048 or 1.28% of net assets.

IP Ltd. - Intellectual Property Ltd.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs – Real Estate Investment Trusts.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 28, 2023, the investments were classified as described below:

FEAC Floating Rate Income Fund	Level 1	Level 2		Level 3		Total
Assets
Common Stocks	$24,449	$7,753,635		$13,087	(1)	$7,791,171
Warrants	849,300	-		-		849,300
Preferred Stocks	83,101	-		-		83,101
Bank Loan Obligations(2)	-	219,540,446	(1)	296,273	(1)	219,836,719
Corporate Obligations	-	13,959,162		-		13,959,162
Foreign Corporate Obligations	-	1,447,009		-		1,447,009
Short-Term Investments	6,799,063	-		-		6,799,063

Total Investments in Securities - Assets	$7,755,913	$242,700,252		$309,360		$250,765,525

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.
(2)	Unfunded loan commitments represent $173,185 at period end.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 28, 2023, there were transfer from Level 1 to Level 3 with a fair value of $13,087 and there were no transfer from Level 2 to Level 3. During the period ended February 28, 2023, there were no transfers out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2022		Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 02/28/2023		Unrealized Appreciation (Depreciation) at Period End*
Common Stocks	$0	(1)	$-	$-	$-	$-	$-	$13,087	$-	$13,087	(1)	$(488,032)
Bank Loan Obligations	296,299	(1)	13,734	117,633	6	-	103,867	-	-	296,273	(1)	(1,153,890)

	$296,299		$13,734	$117,633	$6	$-	$103,867	$13,087	$-	$309,360	(1)	$(1,641,922)

*

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

(1)	Investments held in the Fund’s portfolio with $0 fair value.

For the period ended February 28, 2023, two common stocks have been fair valued at $13,087 by the Valuation Committee. The remaining bank loan obligations valued at $296,273 have been classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 4.40%

Energy - 4.16%

Oil, Gas & Consumable Fuels - 4.16%
Enterprise Products Partners LP	607,749	$15,515,832
Hess Midstream LP, Class A	398,016	10,913,599
Holly Energy Partners LP	435,064	7,865,957
Kinder Morgan, Inc.	433,907	7,402,453
Plains All American Pipeline LP	1,055,188	13,981,241
Scorpio Tankers, Inc.	147,209	8,885,535

		64,564,617

Total Energy		64,564,617

Financials - 0.24%

Mortgage Real Estate Investment Trusts (REITs) - 0.24%
Annaly Capital Management, Inc.	180,401	3,730,693

Total Common Stocks (Cost $61,285,414)		68,295,310

PREFERRED STOCKS - 2.11%

Energy - 0.48%

Oil, Gas & Consumable Fuels - 0.48%
Crestwood Equity Partners LP, 9.250%A	814,520	7,403,987

Financials - 1.63%

Mortgage Real Estate Investment Trusts (REITs) - 1.63%
Annaly Capital Management, Inc., Series F, 8.667%, (3mo. USD LIBOR + 4.993%)A B	369,632	9,255,585
Annaly Capital Management, Inc., Series G, 6.500%, (3mo. USD LIBOR + 4.172%)A B	387,379	9,545,019
Annaly Capital Management, Inc., Series I, 6.750%, (3mo. USD LIBOR + 4.989%)A B	265,141	6,469,440

		25,270,044

Total Financials		25,270,044

Total Preferred Stocks (Cost $32,751,315)		32,674,031

	Principal Amount*

CORPORATE OBLIGATIONS - 64.76%

Communications - 5.42%

Advertising - 0.66%
Lamar Media Corp., 3.625%, Due 1/15/2031	$12,496,000	10,292,081

Internet - 0.51%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.250%, Due 12/1/2027C	8,395,000	7,944,692

Media - 3.03%
Townsquare Media, Inc., 6.875%, Due 2/1/2026C	27,642,000	25,327,590
Univision Communications, Inc., 6.625%, Due 6/1/2027C	4,200,000	4,000,994
7.375%, Due 6/30/2030C	18,724,000	17,757,888

		47,086,472

Telecommunications - 1.22%
Maxar Technologies, Inc., 7.750%, Due 6/15/2027C	18,020,000	18,853,425

Total Communications		84,176,670

Consumer, Cyclical - 13.27%

Entertainment - 5.12%
Caesars Entertainment, Inc., 4.625%, Due 10/15/2029C	26,932,000	23,034,940

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2023 (Unaudited)

	Principal Amount*	Fair Value

CORPORATE OBLIGATIONS - 64.76% (continued)

Consumer, Cyclical - 13.27% (continued)

Entertainment - 5.12% (continued)
Churchill Downs, Inc., 4.750%, Due 1/15/2028C	$18,732,000	$17,047,247
Cinemark USA, Inc., 5.250%, Due 7/15/2028C	15,079,000	12,676,161
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029C	29,876,000	26,739,020

		79,497,368

Leisure Time - 1.38%
Carnival Corp., 6.650%, Due 1/15/2028	1,645,000	1,260,740
Vista Outdoor, Inc., 4.500%, Due 3/15/2029C	24,880,000	20,183,900

		21,444,640

Lodging - 4.17%
Boyd Gaming Corp., 4.750%, Due 6/15/2031C	23,858,000	21,066,077
Marriott Ownership Resorts, Inc., 4.750%, Due 1/15/2028	17,115,000	15,120,760
4.500%, Due 6/15/2029C	3,530,000	2,962,482
Station Casinos LLC, 4.500%, Due 2/15/2028C	29,058,000	25,561,427

		64,710,746

Retail - 2.60%
QVC, Inc., 4.750%, Due 2/15/2027	5,515,000	3,529,600
5.950%, Due 3/15/2043	22,031,000	10,585,085
Victoria’s Secret & Co., 4.625%, Due 7/15/2029C	32,208,000	26,264,416

		40,379,101

Total Consumer, Cyclical		206,031,855

Consumer, Non-Cyclical - 22.00%

Agriculture - 2.86%
Turning Point Brands, Inc., 5.625%, Due 2/15/2026C	20,298,000	18,371,067
Vector Group Ltd., 10.500%, Due 11/1/2026C	26,070,000	26,120,332

		44,491,399

Commercial Services - 3.66%
AMN Healthcare, Inc., 4.625%, Due 10/1/2027C	14,801,000	13,527,966
Carriage Services, Inc., 4.250%, Due 5/15/2029C	29,437,000	23,665,588
CPI CG, Inc., 8.625%, Due 3/15/2026C	20,048,000	19,624,671

		56,818,225

Food - 3.19%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.500%, Due 1/15/2030C	13,459,000	12,668,216
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, Due 3/1/2029C	18,130,000	14,775,950
TreeHouse Foods, Inc., 4.000%, Due 9/1/2028	25,710,000	22,050,182

		49,494,348

Health Care - Products - 2.36%
Avantor Funding, Inc., 4.625%, Due 7/15/2028C	14,780,000	13,586,072
Medline Borrower LP, 3.875%, Due 4/1/2029C	11,515,000	9,618,019
Teleflex, Inc., 4.250%, Due 6/1/2028C	14,842,000	13,396,242

		36,600,333

Health Care - Services - 8.95%
Acadia Healthcare Co., Inc., 5.500%, Due 7/1/2028C	14,528,000	13,615,192
Centene Corp., 3.000%, Due 10/15/2030	16,609,000	13,542,117
Charles River Laboratories International, Inc., 3.750%, Due 3/15/2029C	14,695,000	12,758,199

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2023 (Unaudited)

	Principal Amount*		Fair Value

CORPORATE OBLIGATIONS - 64.76% (continued)

Consumer, Non-Cyclical - 22.00% (continued)

Health Care - Services - 8.95% (continued)
Encompass Health Corp., 4.750%, Due 2/1/2030		$16,165,000	$14,301,639
HCA, Inc., 3.500%, Due 9/1/2030		10,150,000	8,713,193
Pediatrix Medical Group, Inc., 5.375%, Due 2/15/2030C		27,870,000	24,576,743
Select Medical Corp., 6.250%, Due 8/15/2026C		23,927,000	22,850,285
Syneos Health, Inc., 3.625%, Due 1/15/2029C		14,079,000	11,605,038
Tenet Healthcare Corp., 4.875%, Due 1/1/2026		17,894,000	17,042,904

			139,005,310

Pharmaceuticals - 0.98%
Prestige Brands, Inc., 3.750%, Due 4/1/2031C		18,680,000	15,177,500

Total Consumer, Non-Cyclical			341,587,115

Energy - 5.04%

Oil & Gas - 4.24%
Berry Petroleum Co. LLC, 7.000%, Due 2/15/2026C		28,469,000	26,832,032
Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.125%, Due 1/15/2027C		23,804,000	23,281,264
Occidental Petroleum Corp., 6.625%, Due 9/1/2030		10,795,000	11,091,862
7.500%, Due 5/1/2031		4,335,000	4,627,613

			65,832,771

Pipelines - 0.80%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.625%, Due 5/1/2027C		13,481,000	12,407,078

Total Energy			78,239,849

Financial - 4.47%

Diversified Financial Services - 2.98%
Encore Capital Group, Inc., 4.250%, Due 6/1/2028C	GBP	23,390,000	22,437,389
PRA Group, Inc., 5.000%, Due 10/1/2029C		27,901,000	23,777,511

			46,214,900

Real Estate - 1.49%
Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, Due 1/15/2029C		7,250,000	5,220,000
5.250%, Due 4/15/2030C		26,210,000	17,953,850

			23,173,850

Total Financial			69,388,750

Industrial - 7.96%

Electronics - 1.73%
TTM Technologies, Inc., 4.000%, Due 3/1/2029C		32,571,000	26,868,095

Engineering & Construction - 0.97%
AECOM, 5.125%, Due 3/15/2027		15,657,000	14,973,196

Environmental Control - 0.87%
Stericycle, Inc., 3.875%, Due 1/15/2029C		15,781,000	13,528,367

Machinery - Construction & Mining - 1.25%
BWX Technologies, Inc., 4.125%, Due 4/15/2029C		22,292,000	19,449,770

Machinery - Diversified - 0.80%
JPW Industries Holding Corp., 9.000%, Due 10/1/2024C		14,491,000	12,462,260

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2023 (Unaudited)

	Principal Amount*	Fair Value

CORPORATE OBLIGATIONS - 64.76% (continued)

Industrial - 7.96% (continued)

Transportation - 2.34%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 10.750%, Due 7/1/2025C	$37,334,000	$36,372,061

Total Industrial		123,653,749

Technology - 6.60%

Computers - 3.04%
Booz Allen Hamilton, Inc., 3.875%, Due 9/1/2028C	15,376,000	13,649,890
KBR, Inc., 4.750%, Due 9/30/2028C	22,246,000	20,021,400
Leidos, Inc., 5.500%, Due 7/1/2033	261,000	243,905
Science Applications International Corp., 4.875%, Due 4/1/2028C	14,573,000	13,282,760

		47,197,955

Semiconductors - 2.46%
Amkor Technology, Inc., 6.625%, Due 9/15/2027C	5,966,000	5,900,433
Entegris Escrow Corp., 5.950%, Due 6/15/2030C	14,570,000	13,551,687
Qorvo, Inc., 3.375%, Due 4/1/2031C	23,509,000	18,822,951

		38,275,071

Software - 1.10%
Black Knight InfoServ LLC, 3.625%, Due 9/1/2028C	19,715,000	17,053,475

Total Technology		102,526,501

Total Corporate Obligations (Cost $1,100,339,708)		1,005,604,489

CONVERTIBLE OBLIGATIONS - 4.58%

Communications - 0.75%

Internet - 0.75%
Perficient, Inc., 0.125%, Due 11/15/2026	14,809,000	11,600,774

Consumer, Cyclical - 1.60%

Entertainment - 0.87%
Cinemark Holdings, Inc., 4.500%, Due 8/15/2025	11,255,000	13,521,778

Home Builders - 0.73%
LCI Industries, 1.125%, Due 5/15/2026	12,585,000	11,420,887

Total Consumer, Cyclical		24,942,665

Consumer, Non-Cyclical - 0.62%

Agriculture - 0.62%
Turning Point Brands, Inc., 2.500%, Due 7/15/2024	10,250,000	9,588,024

Financial - 1.61%

Diversified Financial Services - 1.61%
EZCORP, Inc., 2.375%, Due 5/1/2025	16,065,000	14,737,741
Upstart Holdings, Inc., 0.250%, Due 8/15/2026	15,985,000	10,310,325

		25,048,066

Total Financial		25,048,066

Total Convertible Obligations (Cost $68,810,302)		71,179,529

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2023 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CONVERTIBLE OBLIGATIONS - 1.38%

Consumer, Non-Cyclical - 0.78%

Biotechnology - 0.78%
Pharming Group NV, 3.000%, Due 1/21/2025D		$12,500,000	$12,097,439

Financial - 0.60%

Real Estate - 0.60%
TAG Immobilien AG, 0.625%, Due 8/27/2026D		11,500,000	9,319,709

Total Foreign Convertible Obligations (Cost $21,389,332)			21,417,148

FOREIGN CORPORATE OBLIGATIONS - 19.41%

Consumer, Cyclical - 2.55%

Airlines - 1.04%
International Consolidated Airlines Group SA, 1.500%, Due 7/4/2027D	EUR	18,700,000	16,169,319

Entertainment - 0.86%
Ladbrokes Group Finance PLC, 5.125%, Due 9/8/2023D	GBP	11,200,000	13,387,718

Leisure Time - 0.32%
Dometic Group AB, 2.000%, Due 9/29/2028D	EUR	6,200,000	4,928,796

Retail - 0.33%
Marks & Spencer PLC, 4.500%, Due 7/10/2027D	GBP	4,780,000	5,155,582

Total Consumer, Cyclical			39,641,415

Consumer, Non-Cyclical - 1.91%

Food - 1.04%
Nova Austral SA,
12.000%, Due 11/26/2026, Cash (2.000%) or PIK (in-kind rate 10.000%)		15,326,995	2,299,049
12.000%, Due 11/26/2026, PIK (in-kind rate 12.000%)C D		26,581,914	13,822,595

			16,121,644

Pharmaceuticals - 0.87%
180 Medical, Inc., 3.875%, Due 10/15/2029C		15,550,000	13,530,643

Total Consumer, Non-Cyclical			29,652,287

Energy - 9.32%

Oil & Gas - 9.32%
Baytex Energy Corp., 8.750%, Due 4/1/2027C		29,943,000	30,467,003
CES Energy Solutions Corp., 6.375%, Due 10/21/2024C	CAD	13,205,000	9,604,956
Greenfire Resources, Inc., 12.000%, Due 8/15/2025C		16,117,000	17,003,435
MEG Energy Corp., 5.875%, Due 2/1/2029C		20,149,000	18,792,368
OKEA ASA, 8.750%, Due 12/11/2024		11,100,000	11,320,993
Secure Energy Services, Inc., 7.250%, Due 12/30/2026C	CAD	19,508,000	14,019,811
Strathcona Resources Ltd., 6.875%, Due 8/1/2026C		36,425,000	29,859,485
Vermilion Energy, Inc., 6.875%, Due 5/1/2030C		15,525,000	13,697,822

			144,765,873

Total Energy			144,765,873

Financial - 3.11%

Financial Services - 1.00%
Kane Bidco Ltd., 6.500%, Due 2/15/2027C	GBP	14,231,000	15,513,993

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2023 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 19.41% (continued)

Financial - 3.11% (continued)

Real Estate - 2.11%
Heimstaden AB,
4.250%, Due 3/9/2026D	EUR	5,500,000	$4,391,812
4.375%, Due 3/6/2027D	EUR	5,400,000	4,117,682
Heimstaden Bostad AB,
3.248%, Due 11/19/2024, (5 yr. EUR Swap + 3.667%)B D E	EUR	2,860,000	2,317,166
2.625%, Due 2/1/2027, (5 yr. EUR Swap + 3.149%)B D E	EUR	6,860,000	4,543,957
3.000%, Due 10/29/2027, (5 yr. EUR Swap + 3.268%)B D E	EUR	1,175,000	786,069
Samhallsbyggnadsbolaget i Norden AB, 1.000%, Due 8/12/2027D	EUR	21,775,000	16,609,101

			32,765,787

Total Financial			48,279,780

Industrial - 2.52%

Machinery - Diversified - 0.90%
ATS Corp., 4.125%, Due 12/15/2028C		15,895,000	13,876,844

Transportation - 1.62%
Euronav Luxembourg SA, 6.250%, Due 9/14/2026		26,450,000	25,153,950

Total Industrial			39,030,794

Total Foreign Corporate Obligations (Cost $317,039,741)			301,370,149

	Shares

SHORT-TERM INVESTMENTS - 0.95% (Cost $14,798,100)

Investment Companies - 0.95%
American Beacon U.S. Government Money Market Select Fund, 4.43%F G		14,798,100	14,798,100

TOTAL INVESTMENTS - 97.59% (Cost $1,616,413,912)			1,515,338,756
OTHER ASSETS, NET OF LIABILITIES - 2.41%			37,381,734

TOTAL NET ASSETS - 100.00%			$1,552,720,490

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.

A A type of Preferred Stock that has no maturity date.

B Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on February 28, 2023.

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,048,418,567 or 67.52% of net assets. The Fund has no right to demand registration of these securities.

D Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

E Perpetual maturity. The date shown, if any, is the next call date.

F The Fund is affiliated by having the same investment advisor.

G 7-day yield.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2023 (Unaudited)

Short Futures Contracts Open on February 28, 2023:

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME British Pound Currency Futures	769	March 2023	$(59,221,291)	$(57,948,957)	$1,272,334
CME Canadian Dollar Currency Futures	327	March 2023	(24,056,665)	(23,996,895)	59,770
CME Euro Foreign Exchange Currency Futures	177	March 2023	(23,627,250)	(23,434,800)	192,450

			$(106,905,206)	$(105,380,652)	$1,524,554

Forward Foreign Currency Contracts Open on February 28, 2023:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	55,895,000	EUR	55,599,101	12/7/2027	GS	$295,899	$-	$295,899

						$295,899	$-	$295,899

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
GS	Goldman Sachs International

Currency Abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 28, 2023, the investments were classified as described below:

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$68,295,310	$-	$-	$68,295,310
Preferred Stocks	25,270,044	7,403,987	-	32,674,031
Corporate Obligations	-	1,005,604,489	-	1,005,604,489
Convertible Obligations	-	71,179,529	-	71,179,529
Foreign Convertible Obligations	-	21,417,148	-	21,417,148
Foreign Corporate Obligations	-	301,370,149	-	301,370,149
Short-Term Investments	14,798,100	-	-	14,798,100

Total Investments in Securities - Assets	$108,363,454	$1,406,975,302	$-	$1,515,338,756

Financial Derivative Instruments - Assets
Futures Contracts	$1,524,554	$-	$-	$1,524,554
Forward Foreign Currency Contracts	-	295,899	-	295,899

Total Financial Derivative Instruments - Assets	$1,524,554	$295,899	$-	$1,820,453

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 28, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

February 28, 2023 (Unaudited)

	FEAC Floating Rate Income Fund	SiM High Yield Opportunities Fund
Assets:
Investments in unaffiliated securities, at fair value†	$243,966,462	$1,500,540,656
Investments in affiliated securities, at fair value‡	6,799,063	14,798,100
Foreign currency, at fair value^	-	99,558
Cash	1,178,452	-
Cash collateral held at custodian for the benefit of the broker	-	1,220,000
Dividends and interest receivable	3,959,618	23,103,488
Deposits with broker for futures contracts	-	2,040,816
Receivable for investments sold	77,421,699	10,757,396
Receivable for fund shares sold	176,061	4,683,445
Receivable for tax reclaims	-	9,960
Receivable for expense reimbursement (Note 2)	27,225	117,579
Unrealized appreciation from forward foreign currency contracts	-	295,899
Receivable for variation margin on open futures contracts (Note 5)	-	1,531,082
Other assets	140,000	-
Prepaid expenses	149,250	167,817

Total assets	333,817,830	1,559,365,796

Liabilities:
Payable for investments purchased	56,917,153	1,913,920
Payable for fund shares redeemed	970,104	2,771,978
Dividends payable	89,320	729,324
Unfunded loan commitments	173,185	-
Management and sub-advisory fees payable (Note 2)	170,786	842,915
Service fees payable (Note 2)	25,171	37,536
Transfer agent fees payable (Note 2)	20,071	95,965
Custody and fund accounting fees payable	75,887	39,256
Professional fees payable	42,684	37,779
Trustee fees payable (Note 2)	2,107	-
Payable for prospectus and shareholder reports	23,708	150,684
Other liabilities	27,433	25,949

Total liabilities	58,537,609	6,645,306

Net assets	$275,280,221	$1,552,720,490

Analysis of net assets:
Paid-in-capital	$548,601,709	$1,697,983,684
Total distributable earnings (deficits)A	(273,321,488)	(145,263,194)

Net assets	$275,280,221	$1,552,720,490

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

February 28, 2023 (Unaudited)

	FEAC Floating Rate Income Fund	SiM High Yield Opportunities Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class	5,861,407	40,909,959

Y Class	20,162,675	124,396,953

Investor Class	2,775,679	5,269,710

A Class	2,212,264	4,238,257

C Class	2,020,819	3,165,868

SP Class	5,778	N/A

Net assets:
R5 Class	$48,790,017	$357,074,282

Y Class	$168,010,013	$1,085,284,192

Investor Class	$23,069,534	$45,796,997

A Class	$18,444,164	$36,814,237

C Class	$16,916,872	$27,750,782

SP Class	$49,621	N/A

Net asset value, offering and redemption price per share:
R5 Class	$8.32	$8.73

Y Class	$8.33	$8.72

Investor Class	$8.31	$8.69

A Class	$8.34	$8.69

A Class (offering price)	$8.55	$9.12

C Class	$8.37	$8.77

SP Class	$8.59	N/A

† Cost of investments in unaffiliated securities	$249,276,947	$1,601,615,812
‡ Cost of investments in affiliated securities	$6,799,063	$14,798,100
^ Cost of foreign currency	$-	$101,713

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended February 28, 2023 (Unaudited)

	FEAC Floating Rate Income Fund	SiM High Yield Opportunities Fund
Investment income:
Dividend income from unaffiliated securities	$209,238	$3,208,807
Dividend income from affiliated securities (Note 2)	408,850	345,677
Interest income	16,859,405	46,674,128
Other income	-	2,827

Total investment income	17,477,493	50,231,439

Expenses:
Management and sub-advisory fees (Note 2)	1,391,273	5,007,985
Transfer agent fees:
R5 Class (Note 2)	11,778	32,693
Y Class (Note 2)	127,559	518,155
Investor Class	1,401	1,700
A Class	528	1,234
C Class	545	800
SP Class	13	-
Custody and fund accounting fees	113,308	95,821
Professional fees	91,879	86,885
Registration fees and expenses	51,405	89,477
Service fees (Note 2):
Investor Class	47,166	78,496
A Class	6,491	14,156
C Class	6,268	10,172
Distribution fees (Note 2):
A Class	23,764	40,097
C Class	91,587	143,095
SP Class	60	-
Prospectus and shareholder report expenses	23,909	90,989
Trustee fees (Note 2)	21,266	49,806
Loan expense (Note 9)	114,837	6,082
Other expenses	16,264	46,154

Total expenses	2,141,301	6,313,797

Net fees waived and expenses (reimbursed) (Note 2)	(209,098)	(770,777)
Net sub-advisory fees waived (Note 2)	(51,914)	-

Net expenses	1,880,289	5,543,020

Net investment income	15,597,204	44,688,419

Realized and unrealized gain (loss) from investments:
Net realized (loss) from:
Investments in unaffiliated securitiesA	(39,116,938)	(8,564,821)
Foreign currency transactions	-	(457,539)
Futures contracts	-	(338,913)
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	26,884,762	8,789,765
Foreign currency transactions	-	50,377
Forward foreign currency contracts	-	295,899
Futures contracts	-	(2,492,707)

Net (loss) from investments	(12,232,176)	(2,717,939)

Net increase in net assets resulting from operations	$3,365,028	$41,970,480

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	FEAC Floating Rate Income Fund		SiM High Yield Opportunities Fund
	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$15,597,204	$30,297,933	$44,688,419	$68,252,600
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, and futures contracts	(39,116,938)	(25,364,955)	(9,361,273)	2,714,399
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, and futures contracts	26,884,762	(34,102,561)	6,643,334	(167,515,529)

Net increase (decrease) in net assets resulting from operations	3,365,028	(29,169,583)	41,970,480	(96,548,530)

Distributions to shareholders:
Total retained earnings:
R5 Class	(3,960,794)	(9,646,735)	(10,037,047)	(18,554,945)
Y Class	(9,651,153)	(17,495,717)	(31,779,214)	(43,077,397)
Investor Class	(1,034,655)	(2,383,268)	(1,331,018)	(2,214,848)
A Class	(767,245)	(1,185,911)	(980,133)	(1,439,345)
C Class	(666,799)	(923,084)	(761,452)	(1,444,142)
SP Class	(1,958)	(2,526)	-	-
Tax return of capital:
R5 Class	-	-	-	(863,363)
Y Class	-	-	-	(2,649,315)
Investor Class	-	-	-	(110,859)
A Class	-	-	-	(84,144)
C Class	-	-	-	(68,517)

Net distributions to shareholders	(16,082,604)	(31,637,241)	(44,888,864)	(70,506,875)

Capital share transactions (Note 10):
Proceeds from sales of shares	19,556,618	314,861,346	417,247,396	955,195,355
Reinvestment of dividends and distributions	14,775,894	28,969,433	40,827,122	63,722,980
Cost of shares redeemed	(309,264,548)	(363,743,178)	(299,557,546)	(891,888,298)

Net increase (decrease) in net assets from capital share transactions	(274,932,036)	(19,912,399)	158,516,972	127,030,037

Net increase (decrease) in net assets	(287,649,612)	(80,719,223)	155,598,588	(40,025,368)

Net assets:
Beginning of period	562,929,833	643,649,056	1,397,121,902	1,437,147,270

End of period	$275,280,221	$562,929,833	$1,552,720,490	$1,397,121,902

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

1.   Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of February 28, 2023, the Trust consists of twenty-five active series, two of which are presented in this filing: American Beacon FEAC Floating Rate Income Fund and American Beacon SiM High Yield Opportunities Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-three active series are reported in separate filings. From March 1, 2022 to December 31, 2022 the American Beacon FEAC Floating Rate Income Fund was known as American Beacon Sound Point Floating Rate Income Fund.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Funds’ financial statements.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary, such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

SP Class	Retail investors who invest directly through a financial intermediary, such as a broker, or through employee directed benefit plans and were formerly shareholders of the Investor Class Shares of the FEAC Floating Rate Income Fund prior to its reorganization.	$1,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For convertible securities, premiums attributable to the conversion feature are not amortized. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed for non-accrual when the issuer resumes interest payments or when collectability of interest is probable. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Central Securities Depositories Regulation (“CSDR”)

Effective February 1, 2022, the CSDR introduced new measures for the authorization and supervision of European Union Central Security Depositories and sets out to create a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Fund may be subject to pay cash penalties and may also receive cash penalties from certain counterparties in instances where there are settlement fails. At this time, management believes the adoption of CSDR will not have a material impact to the financial statements.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Board of the Trust, at the recommendation of the Manager, has approved: (i) the termination of the investment advisory agreement among the Manager, Sound Point Capital Management, LP, and the Trust, on behalf of the American Beacon Sound Point Floating Rate Income Fund, effective December 30, 2022, and (ii) a new investment advisory agreement among the Manager, First Eagle Alternative Credit, LLC (“FEAC”) and the Trust, on behalf of the Fund, effective December 31, 2022.

In addition to the Sub-Advisors mentioned above, the Trust and the Manager have entered into an Investment Advisory Agreement with Strategic Income Management, LLC. Pursuant to each agreement, each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedules:

First Eagle Alternative Credit, LLC (“FEAC”)

First $2 billion	0.30%
Over $2 billion	0.25%

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

Sound Point Capital Management, LP

All Assets	0.35%

Strategic Income Management, LLC

First $250 million	0.45%
Next $250 million	0.40%
Next $500 million	0.35%
Over $1 billion	0.30%

The Management and Sub-Advisory Fees paid by the Funds for the period ended February 28, 2023 were as follows:

FEAC Floating Rate Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$700,885
Sub-Advisor Fees	0.30%	690,388

Total	0.65%	$1,391,273

SiM High Yield Opportunities Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$2,462,967
Sub-Advisor Fees	0.35%	2,545,018

Total	0.70%	$5,007,985

Effective January 1, 2022, the former Sub-advisor, Sound Point Capital Management, LP, contractually agreed to waive a portion of its management fee equal to 0.034% of the Fund’s average daily net assets through December 31, 2022. For the period ended February 28, 2023, $51,914 in sub-advisory fees were waived by the former Sub-advisor.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A, C and SP Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A and SP Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended February 28, 2023, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
FEAC Floating Rate Income	$129,298
SiM High Yield Opportunities	526,597

As of February 28, 2023, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
FEAC Floating Rate Income	$12,698
SiM High Yield Opportunities	85,905

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a February 28, 2023 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	February 28, 2023 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	February 28, 2023 Fair Value
U.S. Government Money Market Select	Direct	FEAC Floating Rate Income	$6,799,063	$-	$-	$408,850	$6,799,063
U.S. Government Money Market Select	Direct	SiM High Yield Opportunities	14,798,100	-	-	345,677	14,798,100

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended February 28, 2023, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
FEAC Floating Rate Income	$13,727
SiM High Yield Opportunities	9,319

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board.

During the period ended February 28, 2023, the FEAC Floating Rate Income Fund borrowed on average $5,617,162 for 20 days at an average interest rate of 5.15% with interest charges of $15,763 and the SiM High Yield Opportunities Fund borrowed on average $2,853,957 for 3 days at an average interest rate of 3.89% with interest charges of $912. These amounts are recorded as “Other expenses” in the Statements of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through December 31, 2023, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended February 28, 2023, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	9/1/2022 – 12/31/2022	1/1/2023 – 2/28/2023	Reimbursed Expenses	(Recouped) Expenses
FEAC Floating Rate Income	R5	0.82%	0.82%	$42,635	$(202	)*	2025–2026
FEAC Floating Rate Income	Y	0.88%	0.88%	132,926	-		2025–2026
FEAC Floating Rate Income	Investor	1.16%	1.16%	12,789	(82	)*	2025–2026
FEAC Floating Rate Income	A	1.09%	1.09%	11,482	-		2025–2026
FEAC Floating Rate Income	C	1.86%	1.86%	9,239	-		2025–2026
FEAC Floating Rate Income	SP	1.08%	1.08%	27	-		2025–2026
SiM High Yield Opportunities	R5	0.74%	0.74%	91,421	-		2025–2026
SiM High Yield Opportunities	Y	0.75%	0.75%	654,819	-		2025–2026
SiM High Yield Opportunities	Investor	1.10%	1.10%	9,655	-		2025–2026
SiM High Yield Opportunities	A	1.07%	1.07%	8,630	-		2025–2026
SiM High Yield Opportunities	C	1.81%	1.81%	6,252	-		2025–2026

* These amounts represent Recouped Expenses from prior fiscal years and are reflected in Other expenses on the Statements of Operations.

Of the above amounts, $27,225 and $117,579 was disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at February 28, 2023 for the FEAC Floating Rate Income Fund and SiM High Yield Opportunities Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2025 and

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

2026. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
FEAC Floating Rate Income	$202	$38,572	$-	2023-2024
FEAC Floating Rate Income	82	199,305	-	2024-2025
SiM High Yield Opportunities	-	-	43,974	2022-2023
SiM High Yield Opportunities	-	767,953	-	2023-2024
SiM High Yield Opportunities	-	1,494,245	-	2024-2025

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended February 28, 2023, RID collected $292 and $7,538 for FEAC Floating Rate Income Fund and SiM High Yield Opportunities Fund, respectively, from the sale of A Class Shares.

A CDSC of 0.50% will be deducted with respect to A Class Shares of the SiM High Yield Opportunities Fund on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds Prospectus. As to the A Class Shares of the FEAC Floating Rate Income Fund, certain purchases of $250,000 or more that are redeemed in whole and in part within 18 months of purchase are subject to a CDSC of 0.50%, unless waived as discussed in the Funds Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended February 28, 2023, there were no CDSC fees collected for the A Class Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended February 28, 2023, CDSC fees of $249 and $527 were collected for the C Class Shares of FEAC Floating Rate Income Fund and SiM High Yield Opportunities Fund, respectively.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $130,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3.  Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The rule also defines when market quotations are “readily available” for purposes of the Investment Company Act, the threshold for determining whether a Fund must fair value a security.

The Valuation Rule establishes requirements for determining fair value in good faith for purposes of the Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule. Prior to September 8, 2022, fair value determinations were made pursuant to methodologies approved by the Board.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4.   Securities and Other Investments

Bank Loans and Senior Loans

Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). The Funds may invest in senior loans, which are floating rate loans, sometimes referred to as adjustable rate loans that hold a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities. Under normal circumstances, senior loans have priority of claim ahead of other obligations of a borrower in the event of liquidation. Bank loans and senior loans may be collateralized or uncollateralized. They pay interest at rates that float above, or are adjusted periodically based on, a benchmark that reflects current interest rates. The Funds may invest in such loans in the form of participations in loans and assignments of all or a portion of loans from third parties. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Funds may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. When the Fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Convertible Securities

Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and,

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Corporate Debt and Other Fixed-Income Securities

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. The investment return of corporate debt securities reflects interest earning and changes in the market value of the security. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on specific characteristics of each security. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

Delayed Funding Loans and Revolving Credit Facilities

The Funds may enter into delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specific term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate or “earmark” assets, determined to be liquid in accordance with procedures established by the Board, in an amount sufficient to meet such commitments.

The Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

The Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” on the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included on the Statements of Assets and Liabilities and Statements of Operations.

Floating and Variable Rate Securities

The coupons on certain fixed income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating or variable rate security is generally based on an interest rate such as a money market index, LIBOR or a Treasury bill rate. Floating or variable rate obligations are less effective than fixed rate obligations at locking in a particular yield. Nevertheless, such obligations are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

As short-term interest rates decline, the coupons on floating rate securities typically should decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” on the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included on the Statements of Assets and Liabilities and Statements of Operations.

Foreign Debt Securities

The Funds may each invest a significant portion of its assets in a particular geographic region or country, including emerging markets. The Funds may consider a country to be an emerging market country based on a number of factors including, but not limited to, if the country is classified as an emerging or developing economy by any supranational organization such as the World Bank, International Finance Corporation or the United Nations, or related entities, or if the country is considered an emerging market country for purposes of constructing emerging market indices. Sovereign debt securities are typically issued or guaranteed by national governments in order to finance the issuing country’s growth and/or budget. Investing in foreign sovereign debt securities will expose funds investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the debt securities. Quasi-sovereign debt securities are debt securities either explicitly guaranteed by a foreign government or their agencies or whose majority shareholder is a foreign government. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal. Obligations of a supranational entity may be denominated in foreign currencies.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

High-Yield Bonds

High-yield, non-investment-grade bonds (also known as “junk bonds”) are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by rating organizations. For example, Moody’s, S&P Global Ratings (“S&P Global”) and Fitch, Inc. rate them below Baa and BBB, respectively. High-yield bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high-yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume.

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in a Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in a Fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in a Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high-yield securities market and on the market value of the high-yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. The Manager and the sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the period ended February 28, 2023 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including money market funds and ETFs. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in money market funds rather than purchasing individual short-term investments. If the Funds invest in money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of a Fund.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances to hedge foreign currency exposure or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Funds may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect a Fund’s investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of securities, or the cash value of the securities or the securities index, at an agreed upon future date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Non-Deliverable Forward (“NDF”) currency contract is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount.

During the period ended February 28, 2023, the SiM High Yield Opportunities Fund entered into forward foreign currency contracts primarily for hedging.

The Funds’ forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each quarter end.

Average Forward Foreign Currency Notional Amounts Outstanding Period Ended February 28, 2023
Fund	Purchased Contracts	Sold Contracts
SiM High Yield Opportunities	$-	$13,899,775

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for hedging exposure to foreign currencies. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflect this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

During the period ended February 28, 2023, the SiM High Yield Opportunities Fund entered into futures contracts primarily for hedging.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended February 28, 2023
SiM High Yield Opportunities	1,149

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

SiM High Yield Opportunities Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of February 28, 2023:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$–	$295,899	$–	$–	$–	$295,899
Receivable for variation margin from open futures contracts(2)	–	1,524,554	–	–	–	1,524,554

The effect of financial derivative instruments on the Statements of Operations as of February 28, 2023:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$(338,913)	$–	$–	$–	$(338,913)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$295,899	$–	$–	$–	$295,899
Futures contracts	–	(2,492,707)	–	–	–	(2,492,707)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, February 28, 2023.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

SiM High Yield Opportunities Fund

Offsetting of Financial and Derivative Assets as of February 28, 2023:
	Assets	Liabilities
Forward Foreign Currency Contracts	$295,899	$-
Futures Contracts(1)	1,524,554	-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$1,820,453	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(1,524,554)	$-

Total derivative assets and liabilities subject to an MNA	$295,899	$-

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of February 28, 2023:
	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount
Goldman Sachs International	$295,899	$-	$-	$-	$295,899

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(2) The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Convertible Securities Risk

The conversion value of a convertible security, including a convertible preferred security, is the market value that would be received if the convertible were converted to its underlying common stock. The value of a convertible security typically increases or decreases with the price of the underlying common stock. When conversion value is substantially below investment value, the convertible’s price tends to be influenced more by its yield, so changes in the price of the underlying common stock may not have as much of an impact. Conversely, the convertible’s price tends to be influenced more by the price of the underlying common stock when conversion value is comparable to or exceeds investment value. In general, a convertible security is subject to the risks of stocks, and its price may be as volatile as that of the underlying stock when the underlying stock’s price is high relative to the conversion price. A convertible security also is subject to the risks of debt securities, and is particularly sensitive to changes in interest rates, when the underlying stock’s price is low relative to the conversion price. The investment value of a convertible is based on its yield and tends to decline as interest rates increase. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk, and there is a risk that the credit standing of the issuer may have an effect on the convertible security’s investment value. Convertible securities generally have less potential for gain or loss than common stocks. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities that are convertible at the option of the holder. Many convertible securities have credit ratings that are below investment grade (commonly known as “junk bonds”) and are subject to the same risks as an investment in lower-rated debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. The credit rating of a company’s convertible securities is generally lower than that of its non-convertible debt securities. Convertible securities are normally considered “junior” securities — that is, the company usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If the issuer stops paying interest or principal, convertible securities may become worthless and a Fund could lose its entire investment. In addition, to the extent a Fund invests in convertible securities issued by small- or mid-capitalization companies, it will be subject to the risks of investing in such companies. The stocks of small- and mid-capitalization companies may fluctuate more widely in price than the market as a whole and there may also be less trading in small- or mid-capitalization stocks.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

Covenant-Lite Obligations Risk

Certain investments, such as loans in which a Fund may invest directly or have exposure to through its investments in structured securities, may be “covenant-lite.” Covenant-lite obligations contain fewer maintenance covenants than other obligations, or no maintenance covenants at all, and may not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached, which would allow the lender to restructure the loan or take other action intended to help mitigate losses. This may expose a Fund to greater credit risk associated with the borrower and reduce a Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, a Fund’s exposure to losses on such investments may be increased, especially during a downturn in the credit cycle, and a Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant-lite obligations than its holdings of loans or securities with financial maintenance covenants.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, may fail, or become less able, to make timely payments of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisor require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. The Funds may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and may make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since a Fund can invest significantly in high yield investments that are considered speculative in nature, this risk maybe substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of a Fund’s securities, could affect a Fund’s performance.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended,

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge their currency risks.

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Floating and Variable Rate Securities Risk

The coupons on certain fixed income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating and variable rate security is generally based on an interest rate such as a money-market index, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating and variable rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating and variable rate obligations are less effective than fixed rate obligations at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

Futures Contracts Risk

There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or index. Futures contracts may experience dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency, which may increase the volatility of a Fund. Futures contracts may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. When a Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Treasury futures contracts expose a Fund to price fluctuations resulting from changes in interest rates and to potential losses if interest rates do not move as expected.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

High-Yield Securities Risk

Exposure to high-yield securities (commonly referred to as ‘‘junk bonds’’) generally involves significantly greater risks of loss of your money than an investment in investment-grade securities. Compared with issuers of investment grade securities, issuers of high-yield securities are more likely to encounter financial difficulties and to be materially affected by these difficulties. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price the Fund desires. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and repay principal and carry a greater risk that issuers of lower-rated securities will default on the timely payment of principal or interest. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. Below-investment-grade securities may experience greater price volatility and less liquidity than investment-grade securities.

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high-yielding fixed-income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by credit rating agencies in their ratings of a fixed-income security also may affect the value of these investments. However, allocating investments among securities of different issuers could reduce the risks of owning any such securities separately. The prices of these high-yield securities tend to be less sensitive to interest rate changes than investment-grade investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, the Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for the Fund may have to be adjusted in the event of default. In the event of an issuer’s default, the Fund may write off prior income accruals for that issuer, resulting in a reduction in the Fund’s current distribution payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default.

Interest Rate Risk

Investments in fixed-income securities or derivatives that are influenced by interest rates are subject to interest rate risk. Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction as movements in interest rates. For example, the value of a Fund’s fixed-income investments or derivatives typically will fall when interest rates rise. A Fund may be particularly sensitive to changes in interest rates if it invests in fixed-income securities with intermediate and long terms to maturity. Interest rate changes may have a more pronounced effect on the market value of fixed-rate instruments than on floating-rate instruments. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than fixed-income securities with shorter durations. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. Yields of fixed-income securities will fluctuate over time. Currently, interest rates are near historic lows and some investments may have negative interest rates. To the extent a Fund holds an investment with a negative interest rate to maturity, a Fund may generate a negative return on that investment. Conversely, in the future, interest rates may rise significantly and/or rapidly, potentially resulting in substantial losses to a Fund.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

LIBOR Risk

Certain of the instruments identified in a Fund’s principal investment strategies have variable or floating coupon rates that are based on LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. LIBOR is produced daily by averaging the rates reported by a number of banks and may be a significant factor in determining a Fund’s payment obligations under a derivative instrument, the cost of financing to a Fund, or an investment’s value or return to a Fund, and may be used in other ways that affect a Fund’s performance. Arrangements are underway to phase out the use of LIBOR. These arrangements and any additional regulatory or market changes may have an adverse impact on a Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR.

Regulators and market participants are working together to identify or develop successor Reference Rates. Additionally, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, there remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund and the financial markets generally, and the termination of certain Reference Rates presents risks to a Fund. Financial industry groups have begun planning for a transition to the use of a different Reference Rate or benchmark rate, but there are obstacles to converting certain securities and transactions to a new Reference Rate or benchmark rate. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that currently rely on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which would impact the Fund. While some LIBOR-based instruments may contemplate a scenario where LIBOR becomes unavailable by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such methodologies. In addition, the alternative reference or benchmark rate may be an ineffective substitute, potentially resulting in prolonged adverse market conditions for a Fund. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Fund or on its overall financial condition or results of operations. Any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or NAV. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, any of the effects described above could occur prior to the official phasing out of LIBOR.

Liquidity Risk

When there is little or no active trading market for a specific type of security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by a Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Funds may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Funds at such times may have a significant adverse effect on a Fund’s NAV per share and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect a Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. A Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

Loan Interests Risk

In making investments in bank loans or senior loans, the Funds will depend primarily on the creditworthiness of the borrower for payment of principal and interest, and will also rely on the financial institution to make principal and interest payments to the Funds once it receives payment on the underlying loan or to pursue appropriate remedies against a borrower in the event that the borrower defaults which may be exposed to the credit risk of both the financial institution that made the loan and the underlying borrower. Unlike publicly traded common stocks, which trade on national exchanges, there is no central place or exchange for loans, including bank loans and senior loans, to trade. There is a risk that the value of any collateral securing a loan in which a Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event that the borrower defaults, a Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take. significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders with respect to a Fund’s ability to pay redemption proceeds within the allowable time periods. The secondary market for loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain loans may impair the ability of a Fund to sell its loan interests at a time when it may otherwise be desirable to do so or may require a Fund to sell them at prices that are less than what a Fund regards as their fair market value and may make it difficult to value such loans. Accordingly, loan interests may at times be illiquid. Interests in loans made to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions.

A Fund may acquire a loan interest by direct investment as a lender, by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee or by participation in a loan interest that is held by another party. As an assignee, A Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. When a Fund’s loan interest is a participation, a Fund is subject to the risk that the party selling the participation interest will not remit a Fund’s pro rata share of loan payments to a Fund, and a Fund may have less control over the exercise of remedies against the borrower and/or the financial institution that made the loan than the party selling the participation interest.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment will decline, adversely affecting the Funds’ performance. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Pay-In-Kind Securities Risk

Pay-in-kind securities are debt securities that do not make regular cash interest payments. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, their prices can be volatile when interest rates fluctuate. If an issuer of pay-in-kind securities defaults, the Fund may lose its entire investment. Federal income tax law requires a holder of pay-in-kind securities to include in gross income each taxable year the portion of the non-cash income on those securities (i.e., the additional securities issued as interest thereon) accrued during that year. In order to continue to qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code, and avoid federal excise tax, a Fund may be required to distribute a portion of such non-cash income and may be required to dispose of other portfolio securities in order to generate cash to meet these distribution requirements, potentially during periods of adverse market prices.

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. A Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

gains when prevailing interest rates fall. If a Fund buys those securities at a premium, accelerated prepayments on those securities could cause a Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. Transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions, closed international, national and local borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event cancellations, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the pandemic has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time. The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and companies that have been slow to transition to an on-line business model and has disrupted the supply chains that many businesses depend on. The travel, hospitality and public transit industries may suffer long-term negative effects from the pandemic and resulting changes to public behavior. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Funds may be increased.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through the economy. However, the Federal Reserve recently began to reduce its interventions as the economy improved and inflation accelerated. Concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown as a result. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there may be a further increase in public debt due to the economic effects of the COVID-19 pandemic and ensuing economic relief and public health measures. Governments’ efforts to limit potential negative economic effects of the pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons.

Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. The U.S. Federal Reserve has started to raise interest rates beginning in 2022, in part to address an increase in the annual inflation rate in the U.S. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives or their alteration or cessation.

Slowing global economic growth, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Redemption Risk

A Fund may experience periods of high levels of redemptions that could cause a Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause a Fund to have to distribute substantial capital gains. Redemption risk is heightened during periods of declining or illiquid markets. During periods of heavy redemptions, a Fund may borrow funds through the interfund credit facility or from a bank line of credit, which may increase costs. A rise in interest rates or other market developments may cause investors to move out of fixed income securities on a large scale. Heavy redemptions could hurt a Fund’s performance.

Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), or in non-U.S. markets pursuant to similar regulations, including “Section 4(a)(2)” securities and “Rule 144A” securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. The prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets, or may have to be held for a certain time period before they can be resold. A Fund may not be able to sell a restricted security when a sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than a Fund believes is its fair market value. A restricted security that was liquid at the time of purchase may subsequently become illiquid. In addition, transaction costs may be higher for restricted securities and a Fund may receive only limited information regarding the issuer of a restricted security. A Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration. If, during such a delay, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the security.

Unrated Securities Risk

Because the Fund may purchase securities that are not rated by any rating organization, the Sub-Advisor, after assessing their credit quality, may internally assign ratings to certain of those securities in categories of those similar to those of rating organizations. Investing in unrated securities involves the risk that the Sub-Advisor may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of unrated securities may be more complex than for issuers of higher-quality debt obligations. To the extent that the Fund invests in unrated securities, the Fund’s success in achieving its investment objectives may depend more heavily on the Sub-Advisor’s credit analysis than if the Fund invested exclusively in rated securities. Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price. Unrated securities may also be subject to greater liquidity risk and price volatility.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, SEC rules an applicable accounting protocols may

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

require a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV.

Variable and Floating Rate Securities Risk

The coupons on certain fixed-income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, SOFR, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a RIC, by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended February 28, 2023 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of February 28, 2023, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FEAC Floating Rate Income	$256,323,583	$8,896,964	$(14,455,022)	$(5,558,058)
SiM High Yield Opportunities	1,618,139,955	36,588,655	(139,381,739)	(102,793,084)

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at August 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of August 31, 2022, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
FEAC Floating Rate Income	$58,033,382	$170,431,834
SiM High Yield Opportunities	9,261,167	18,737,365

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended February 28, 2023 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
FEAC Floating Rate Income	$247,921,246	$477,584,150
SiM High Yield Opportunities	305,573,795	179,001,439

A summary of the Funds’ transactions in the USG Select Fund for the period ended February 28, 2023 were as follows:

Fund	Type of Transaction	August 31, 2022 Shares/Fair Value	Purchases	Sales	February 28, 2023 Shares/Fair Value
FEAC Floating Rate Income	Direct	$88,611,724	$168,256,901	$250,069,562	$6,799,063
SiM High Yield Opportunities	Direct	15,626,748	254,590,053	255,418,701	14,798,100

9.  Borrowing Arrangements

Effective November 11, 2022 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 9, 2023, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 9, 2023, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended February 28, 2023, the Funds did not utilize these facilities.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	(unaudited)
FEAC Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	1,111,663	$9,195,848	9,116,595	$83,518,251
Reinvestment of dividends	339,239	2,795,509	834,671	7,465,304
Shares redeemed	(11,914,246)	(98,608,041)	(12,881,168)	(112,413,300)

Net (decrease) in shares outstanding	(10,463,344)	$(86,616,684)	(2,929,902)	$(21,429,745)

	Y Class
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	(unaudited)
FEAC Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	1,006,113	$8,375,066	22,420,744	$199,913,399
Reinvestment of dividends	1,154,504	9,527,556	1,909,477	17,057,418
Shares redeemed	(22,748,525)	(188,567,819)	(21,888,373)	(194,478,646)

Net increase (decrease) in shares outstanding	(20,587,908)	$(170,665,197)	2,441,848	$22,492,171

	Investor Class
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	(unaudited)
FEAC Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	106,509	$883,163	2,885,593	$26,472,898
Reinvestment of dividends	125,596	1,034,630	267,265	2,383,201
Shares redeemed	(1,741,996)	(14,507,825)	(4,567,785)	(40,139,318)

Net (decrease) in shares outstanding	(1,509,891)	$(12,590,032)	(1,414,927)	$(11,283,219)

	A Class
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	(unaudited)
FEAC Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	123,345	$1,026,195	310,702	$2,813,943
Reinvestment of dividends	92,444	764,279	129,354	1,159,448
Shares redeemed	(420,570)	(3,482,007)	(1,197,097)	(10,779,919)

Net (decrease) in shares outstanding	(204,781)	$(1,691,533)	(757,041)	$(6,806,528)

	C Class
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	(unaudited)
FEAC Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	9,075	$75,346	235,123	$2,142,855
Reinvestment of dividends	78,560	651,962	100,377	901,536
Shares redeemed	(491,687)	(4,097,196)	(653,145)	(5,924,396)

Net (decrease) in shares outstanding	(404,052)	$(3,369,888)	(317,645)	$(2,880,005)

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

	SP Class
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	(unaudited)
FEAC Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	117	$1,000	–	$–
Reinvestment of dividends	230	1,958	275	2,526
Shares redeemed	(195)	(1,660)	(806)	(7,599)

Net increase (decrease) in shares outstanding	152	$1,298	(531)	$(5,073)

	R5 Class
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	9,148,584	$79,903,309	8,893,810	$81,527,023
Reinvestment of dividends	805,023	6,957,588	1,582,251	14,806,534
Shares redeemed	(4,105,614)	(35,523,239)	(23,277,927)	(219,081,543)

Net increase (decrease) in shares outstanding	5,847,993	$51,337,658	(12,801,866)	$(122,747,986)

	Y Class
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	36,215,731	$314,529,011	89,581,246	$830,991,282
Reinvestment of dividends	3,596,169	31,053,623	4,780,291	44,086,273
Shares redeemed	(28,304,503)	(244,815,631)	(65,866,975)	(612,494,270)

Net increase in shares outstanding	11,507,397	$100,767,003	28,494,562	$262,583,285

	Investor Class
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	1,242,175	$10,669,046	2,363,198	$22,264,572
Reinvestment of dividends	144,731	1,245,606	231,281	2,140,527
Shares redeemed	(1,077,801)	(9,342,523)	(3,064,676)	(28,721,554)

Net increase (decrease) in shares outstanding	309,105	$2,572,129	(470,197)	$(4,316,455)

	A Class
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	1,021,078	$8,862,585	1,723,591	$15,699,511
Reinvestment of dividends	100,022	860,411	137,167	1,266,159
Shares redeemed	(392,041)	(3,369,023)	(1,951,169)	(18,176,734)

Net increase (decrease) in shares outstanding	729,059	$6,353,973	(90,411)	$(1,211,064)

	C Class
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	375,939	$3,283,445	497,631	$4,712,967
Reinvestment of dividends	81,887	709,894	152,316	1,423,487
Shares redeemed	(747,657)	(6,507,130)	(1,447,466)	(13,414,197)

Net (decrease) in shares outstanding	(289,831)	$(2,513,791)	(797,519)	$(7,277,743)

American Beacon FundsSM

Notes to Financial Statements

February 28, 2023 (Unaudited)

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon FEAC Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended February 28, 2023G (unaudited)		Year Ended August 31,
			2022	2021		2020	2019	2018

Net asset value, beginning of period	$8.50		$9.30	$8.82		$9.79	$10.28	$10.35

Income (loss) from investment operations:
Net investment income	0.32	B	0.40	0.38		0.50	0.56	0.53
Net gains (losses) on investments (both realized and unrealized)	(0.15)		(0.75)	0.55		(0.92)	(0.44)	(0.05)

Total income (loss) from investment operations	0.17		(0.35)	0.93		(0.42)	0.12	0.48

Less distributions:
Dividends from net investment income	(0.35)		(0.45)	(0.45)		(0.55)	(0.61)	(0.52)
Distributions from net realized gains	-		-	-		-	-	(0.03)

Total distributions	(0.35)		(0.45)	(0.45)		(0.55)	(0.61)	(0.55)

Net asset value, end of period	$8.32		$8.50	$9.30		$8.82	$9.79	$10.28

Total returnC	2.06	%D	(3.88)%	10.68%		(4.08)%	1.77%	4.71%

Ratios and supplemental data:
Net assets, end of period	$48,790,017		$138,749,617	$179,069,561		$160,767,886	$343,916,230	$391,526,212
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.93	%E	0.88%	0.88%		0.90%	0.84%	0.82%
Expenses, net of reimbursements and/or recoupments	0.82	%E	0.82%	0.84	%F	0.90%	0.84%	0.84%
Net investment income, before expense reimbursements and/or recoupments	7.73	%E	4.71%	4.02%		6.29%	6.10%	5.16%
Net investment income, net of reimbursements and/or recoupments	7.84	%E	4.77%	4.06%		6.29%	6.10%	5.14%
Portfolio turnover rate	69	%D	82%	75%		56%	58%	69%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.
G

On December 30, 2022 Sound Point Capital Management, LP was terminated and ceased managing assets of the Fund. On December 31, 2022, First Eagle Alternative Credit, LLC., began managing assets of the Fund.

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended February 28, 2023E (unaudited)		Year Ended August 31,
			2022	2021		2020	2019	2018

Net asset value, beginning of period	$8.50		$9.30	$8.82		$9.80	$10.29	$10.36

Income (loss) from investment operations:
Net investment income	0.11		0.44	0.38		0.46	0.54	0.52
Net gains (losses) on investments (both realized and unrealized)	0.06		(0.79)	0.54		(0.89)	(0.42)	(0.04)

Total income (loss) from investment operations	0.17		(0.35)	0.92		(0.43)	0.12	0.48

Less distributions:
Dividends from net investment income	(0.34)		(0.45)	(0.44)		(0.55)	(0.61)	(0.52)
Distributions from net realized gains	-		-	-		-	-	(0.03)

Total distributions	(0.34)		(0.45)	(0.44)		(0.55)	(0.61)	(0.55)

Net asset value, end of period	$8.33		$8.50	$9.30		$8.82	$9.80	$10.29

Total returnA	2.14	%B	(3.93)%	10.60%		(4.24)%	1.68%	4.68%

Ratios and supplemental data:
Net assets, end of period	$168,010,013		$346,503,063	$356,429,827		$323,133,710	$786,638,267	$1,260,705,246
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.02	%C	0.95%	0.95%		0.96%	0.90%	0.88%
Expenses, net of reimbursements and/or recoupments	0.88	%C	0.88%	0.91	%D	0.96%	0.90%	0.88%
Net investment income, before expense reimbursements and/or recoupments	7.69	%C	4.67%	3.95%		6.21%	5.99%	5.13%
Net investment income, net of reimbursements and/or recoupments	7.83	%C	4.74%	3.99%		6.21%	5.99%	5.13%
Portfolio turnover rate	69	%B	82%	75%		56%	58%	69%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.
D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.
E

On December 30, 2022 Sound Point Capital Management, LP was terminated and ceased managing assets of the Fund. On December 31, 2022, First Eagle Alternative Credit, LLC., began managing assets of the Fund.

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended February 28, 2023F (unaudited)		Year Ended August 31,
			2022	2021		2020	2019	2018

Net asset value, beginning of period	$8.48		$9.28	$8.80		$9.78	$10.26	$10.33

Income (loss) from investment operations:
Net investment income	0.00	A	0.26	0.29		0.30	0.49	0.50
Net gains (losses) on investments (both realized and unrealized)	0.16		(0.64)	0.60		(0.76)	(0.40)	(0.04)

Total income (loss) from investment operations	0.16		(0.38)	0.89		(0.46)	0.09	0.46

Less distributions:
Dividends from net investment income	(0.33)		(0.42)	(0.41)		(0.52)	(0.57)	(0.50)
Distributions from net realized gains	-		-	-		-	-	(0.03)

Total distributions	(0.33)		(0.42)	(0.41)		(0.52)	(0.57)	(0.53)

Net asset value, end of period	$8.31		$8.48	$9.28		$8.80	$9.78	$10.26

Total returnB	1.99%[c]		(4.22)%	10.31%		(4.53)%	1.38%	4.51%

Ratios and supplemental data:
Net assets, end of period	$23,069,534		$36,350,376	$52,900,976		$57,117,869	$214,702,538	$538,668,514
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.28	%D	1.21%	1.22%		1.24%	1.22%	1.04%
Expenses, net of reimbursements and/or recoupments	1.16	%D	1.16%	1.18	%E	1.24%	1.22%	1.04%
Net investment income, before expense reimbursements and/or recoupments	7.52	%D	4.38%	3.68%		5.99%	5.60%	5.02%
Net investment income, net of reimbursements and/or recoupments	7.64	%D	4.43%	3.72%		5.99%	5.60%	5.02%
Portfolio turnover rate	69	%C	82%	75%		56%	58%	69%

A	Amount represents less than $0.01 per share.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.
F

On December 30, 2022 Sound Point Capital Management, LP was terminated and ceased managing assets of the Fund. On December 31, 2022, First Eagle Alternative Credit, LLC., began managing assets of the Fund.

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended February 28, 2023E (unaudited)		Year Ended August 31,
			2022	2021		2020	2019	2018

Net asset value, beginning of period	$8.51		$9.31	$8.83		$9.82	$10.28	$10.35

Income (loss) from investment operations:
Net investment income	0.31		0.37	0.34		0.51	0.56	0.49
Net gains (losses) on investments (both realized and unrealized)	(0.15)		(0.74)	0.56		(0.97)	(0.44)	(0.04)

Total income (loss) from investment operations	0.16		(0.37)	0.90		(0.46)	0.12	0.45

Less distributions:
Dividends from net investment income	(0.33)		(0.43)	(0.42)		(0.53)	(0.58)	(0.49)
Distributions from net realized gains	-		-	-		-	-	(0.03)

Total distributions	(0.33)		(0.43)	(0.42)		(0.53)	(0.58)	(0.52)

Net asset value, end of period	$8.34		$8.51	$9.31		$8.83	$9.82	$10.28

Total returnA	2.03	%B	(4.14)%	10.36%		(4.53)%	1.53%	4.39%

Ratios and supplemental data:
Net assets, end of period	$18,444,164		$20,563,082	$29,551,551		$29,739,876	$45,602,098	$58,987,550
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.24	%C	1.16%	1.17%		1.17%	1.13%	1.13%
Expenses, net of reimbursements and/or recoupments	1.09	%C	1.09%	1.12	%D	1.17%	1.13%	1.14%
Net investment income, before expense reimbursements and/or recoupments	7.66	%C	4.40%	3.73%		5.95%	5.80%	4.85%
Net investment income, net of reimbursements and/or recoupments	7.81	%C	4.47%	3.78%		5.95%	5.80%	4.84%
Portfolio turnover rate	69	%B	82%	75%		56%	58%	69%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.
D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.
E

On December 30, 2022 Sound Point Capital Management, LP was terminated and ceased managing assets of the Fund. On December 31, 2022, First Eagle Alternative Credit, LLC., began managing assets of the Fund.

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended February 28, 2023E (unaudited)		Year Ended August 31,
			2022	2021		2020	2019	2018

Net asset value, beginning of period	$8.54		$9.35	$8.86		$9.85	$10.29	$10.35

Income (loss) from investment operations:
Net investment income	0.27		0.33	0.27		0.45	0.51	0.42
Net gains (losses) on investments (both realized and unrealized)	(0.14)		(0.78)	0.57		(0.98)	(0.44)	(0.04)

Total income (loss) from investment operations	0.13		(0.45)	0.84		(0.53)	0.07	0.38

Less distributions:
Dividends from net investment income	(0.30)		(0.36)	(0.35)		(0.46)	(0.51)	(0.41)
Distributions from net realized gains	-		-	-		-	-	(0.03)

Total distributions	(0.30)		(0.36)	(0.35)		(0.46)	(0.51)	(0.44)

Net asset value, end of period	$8.37		$8.54	$9.35		$8.86	$9.85	$10.29

Total returnA	1.65	%B	(4.95)%	9.61%		(5.25)%	0.67%	3.73%

Ratios and supplemental data:
Net assets, end of period	$16,916,872		$20,714,400	$25,638,104		$31,330,022	$58,653,731	$59,792,915
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.99	%C	1.92%	1.94%		1.94%	1.90%	1.88%
Expenses, net of reimbursements and/or recoupments	1.86	%C	1.86%	1.89	%D	1.94%	1.90%	1.88%
Net investment income, before expense reimbursements and/or recoupments	6.88	%C	3.67%	2.96%		5.19%	5.07%	4.10%
Net investment income, net of reimbursements and/or recoupments	7.01	%C	3.73%	3.01%		5.19%	5.07%	4.10%
Portfolio turnover rate	69	%B	82%	75%		56%	58%	69%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.
D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.
E

On December 30, 2022 Sound Point Capital Management, LP was terminated and ceased managing assets of the Fund. On December 31, 2022, First Eagle Alternative Credit, LLC., began managing assets of the Fund.

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	SP Class
	Six Months Ended February 28, 2023F (unaudited)		Year Ended August 31,
			2022		2021		2020		2019		2018

Net asset value, beginning of period	$8.76		$9.59		$8.86		$9.84		$10.30		$10.36

Income from investment operations:
Net investment income	1.36		0.42	A	0.35	A	0.56	A	0.58	A	0.49
Net gains (losses) on investments (both realized and unrealized)	(1.19)		(0.81)		0.80		(1.02)		(0.46)		(0.03)

Total income (loss) from investment operations	0.17		(0.39)		1.15		(0.46)		0.12		0.46

Less distributions:
Dividends from net investment income	(0.34)		(0.44)		(0.42)		(0.52)		(0.58)		(0.49)
Distributions from net realized gains	-		-		-		-		-		(0.03)

Total distributions	(0.34)		(0.44)		(0.42)		(0.52)		(0.58)		(0.52)

Net asset value, end of period	$8.59		$8.76		$9.59		$8.86		$9.84		$10.30

Total returnB	2.09	%C	(4.20)%		13.27%		(4.51)%		1.40%		4.49%

Ratios and supplemental data:
Net assets, end of period	$49,621		$49,295		$59,037		$113,010		$282,847		$705,984
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.22	%D	1.17%		1.17%		1.16%		1.06%		1.04%
Expenses, net of reimbursements and/or recoupments	1.08	%D	1.08%		1.12	%E	1.16%		1.15%		1.15%
Net investment income, before expense reimbursements and/or recoupments	7.71	%D	4.43%		3.73%		6.08%		5.83%		4.86%
Net investment income, net of reimbursements and/or recoupments	7.85	%D	4.52%		3.78%		6.08%		5.74%		4.75%
Portfolio turnover rate	69	%C	82%		75%		56%		58%		69%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.
F

On December 30, 2022 Sound Point Capital Management, LP was terminated and ceased managing assets of the Fund. On December 31, 2022, First Eagle Alternative Credit, LLC., began managing assets of the Fund.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended February 28, 2023 (unaudited)		Year Ended August 31,
			2022		2021		2020	2019	2018

Net asset value, beginning of period	$8.74		$9.88		$9.06		$9.44	$9.52	$9.61

Income (loss) from investment operations:
Net investment income	0.28		0.46		0.59		0.57	0.59	0.59
Net gains (losses) on investments (both realized and unrealized)	(0.01)		(1.11)		0.83		(0.37)	(0.07)	(0.11)

Total income (loss) from investment operations	0.27		(0.65)		1.42		0.20	0.52	0.48

Less distributions:
Dividends from net investment income	(0.28)		(0.47)		(0.59)		(0.58)	(0.60)	(0.55)
Tax return of capital	-		(0.02)	B	(0.01	)B	-	-	(0.02	)B

Total distributions	(0.28)		(0.49)		(0.60)		(0.58)	(0.60)	(0.57)

Net asset value, end of period	$8.73		$8.74		$9.88		$9.06	$9.44	$9.52

Total returnC	3.12	%D	(6.82)%		16.08%		2.39%	5.65%	5.13%

Ratios and supplemental data:
Net assets, end of period	$357,074,282		$306,537,412		$472,951,383		$399,310,742	$396,916,950	$382,074,042
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.80	%E	0.81%		0.82%		0.86%	0.83%	0.87%
Expenses, net of reimbursements and/or recoupments	0.74	%E	0.74%		0.77	%F	0.85%	0.84%	0.84%
Net investment income, before expense reimbursements and/or recoupments	6.35	%E	4.89%		6.09%		6.33%	6.31%	5.91%
Net investment income, net of reimbursements and/or recoupments	6.41	%E	4.96%		6.14%		6.34%	6.30%	5.94%
Portfolio turnover rate	13	%D	77%		62%		57%	44%	51%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Tax return of capital is calculated based on outstanding shares at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended February 28, 2023 (unaudited)		Year Ended August 31,
			2022		2021		2020	2019	2018

Net asset value, beginning of period	$8.74		$9.87		$9.05		$9.43	$9.51	$9.60

Income (loss) from investment operations:
Net investment income	0.28		0.48		0.59		0.56	0.59	0.59
Net gains (losses) on investments (both realized and unrealized)	(0.02)		(1.12)		0.82		(0.37)	(0.08)	(0.11)

Total income (loss) from investment operations	0.26		(0.64)		1.41		0.19	0.51	0.48

Less distributions:
Dividends from net investment income	(0.28)		(0.47)		(0.58)		(0.57)	(0.59)	(0.55)
Tax return of capital	-		(0.02	)A	(0.01	)A	-	-	(0.02	)A

Total distributions	(0.28)		(0.49)		(0.59)		(0.57)	(0.59)	(0.57)

Net asset value, end of period	$8.72		$8.74		$9.87		$9.05	$9.43	$9.51

Total returnB	3.00	%C	(6.72)%		16.06%		2.33%	5.58%	5.09%

Ratios and supplemental data:
Net assets, end of period	$1,085,284,192		$986,525,511		$833,189,237		$740,616,507	$661,486,121	$591,845,939
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.88	%D	0.88%		0.89%		0.90%	0.91%	0.88%
Expenses, net of reimbursements and/or recoupments	0.75	%D	0.75%		0.80	%E	0.90%	0.91%	0.88%
Net investment income, before expense reimbursements and/or recoupments	6.26	%D	4.91%		6.01%		6.29%	6.23%	5.90%
Net investment income, net of reimbursements and/or recoupments	6.39	%D	5.04%		6.10%		6.29%	6.23%	5.90%
Portfolio turnover rate	13	%C	77%		62%		57%	44%	51%

A	Tax return of capital is calculated based on outstanding shares at the time of distribution.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended February 28, 2023 (unaudited)		Year Ended August 31,
			2022		2021		2020	2019	2018

Net asset value, beginning of period	$8.70		$9.84		$9.02		$9.41	$9.49	$9.58

Income (loss) from investment operations:
Net investment income	0.28		0.40		0.64		0.32	0.54	0.51
Net gains (losses) on investments (both realized and unrealized)	(0.03)		(1.09)		0.74		(0.17)	(0.05)	(0.06)

Total income (loss) from investment operations	0.25		(0.69)		1.38		0.15	0.49	0.45

Less distributions:
Dividends from net investment income	(0.26)		(0.43)		(0.56)		(0.54)	(0.57)	(0.52)
Tax return of capital	-		(0.02	)A	(0.00	)A B	-	-	(0.02	)A

Total distributions	(0.26)		(0.45)		(0.56)		(0.54)	(0.57)	(0.54)

Net asset value, end of period	$8.69		$8.70		$9.84		$9.02	$9.41	$9.49

Total returnC	2.94	%D	(7.20)%		15.73%		1.91%	5.32%	4.81%

Ratios and supplemental data:
Net assets, end of period	$45,796,997		$43,181,008		$53,412,551		$40,259,060	$78,700,798	$89,459,142
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.14	%E	1.16%		1.16%		1.18%	1.15%	1.14%
Expenses, net of reimbursements and/or recoupments	1.10	%E	1.10%		1.12	%F	1.18%	1.15%	1.14%
Net investment income, before expense reimbursements and/or recoupments	6.00	%E	4.56%		5.72%		5.91%	5.98%	5.62%
Net investment income, net of reimbursements and/or recoupments	6.04	%E	4.62%		5.76%		5.91%	5.98%	5.62%
Portfolio turnover rate	13	%D	77%		62%		57%	44%	51%

A	Tax return of capital is calculated based on outstanding shares at the time of distribution.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended February 28, 2023 (unaudited)		Year Ended August 31,
			2022		2021		2020	2019	2018

Net asset value, beginning of period	$8.70		$9.84		$9.02		$9.41	$9.53	$9.61

Income (loss) from investment operations:
Net investment income	0.29		0.43		0.62		0.55	0.47	0.48
Net gains (losses) on investments (both realized and unrealized)	(0.04)		(1.11)		0.76		(0.39)	(0.02)	(0.01)

Total income (loss) from investment operations	0.25		(0.68)		1.38		0.16	0.45	0.47

Less distributions:
Dividends from net investment income	(0.26)		(0.44)		(0.56)		(0.55)	(0.57)	(0.53)
Tax return of capital	-		(0.02	)A	(0.00	)A B	-	-	(0.02	)A

Total distributions	(0.26)		(0.46)		(0.56)		(0.55)	(0.57)	(0.55)

Net asset value, end of period	$8.69		$8.70		$9.84		$9.02	$9.41	$9.53

Total returnC	2.94	%D	(7.17)%		15.75%		1.94%	4.85%	5.00%

Ratios and supplemental data:
Net assets, end of period	$36,814,237		$30,539,986		$35,403,008		$23,945,109	$23,694,436	$37,998,012
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.12	%E	1.13%		1.14%		1.15%	1.17%	1.07%
Expenses, net of reimbursements and/or recoupments	1.07	%E	1.07%		1.09	%F	1.15%	1.17%	1.07%
Net investment income, before expense reimbursements and/or recoupments	6.03	%E	4.63%		5.73%		6.01%	5.94%	5.65%
Net investment income, net of reimbursements and/or recoupments	6.08	%E	4.69%		5.78%		6.01%	5.94%	5.65%
Portfolio turnover rate	13	%D	77%		62%		57%	44%	51%

A	Tax return of capital is calculated based on outstanding shares at the time of distribution.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended February 28, 2023 (unaudited)		Year Ended August 31,
			2022		2021		2020	2019	2018

Net asset value, beginning of period	$8.78		$9.92		$9.09		$9.48	$9.56	$9.65

Income (loss) from investment operations:
Net investment income	0.22		0.34		0.48		0.46	0.49	0.48
Net gains (losses) on investments (both realized and unrealized)	0.00	A	(1.09)		0.85		(0.37)	(0.07)	(0.09)

Total income (loss) from investment operations	0.22		(0.75)		1.33		0.09	0.42	0.39

Less distributions:
Dividends from net investment income	(0.23)		(0.37)		(0.50)		(0.48)	(0.50)	(0.47)
Tax return of capital	-		(0.02	)B	(0.00	)A B	-	-	(0.01	)B

Total distributions	(0.23)		(0.39)		(0.50)		(0.48)	(0.50)	(0.48)

Net asset value, end of period	$8.77		$8.78		$9.92		$9.09	$9.48	$9.56

Total returnC	2.57	%D	(7.77)%		14.94%		1.22%	4.54%	4.08%

Ratios and supplemental data:
Net assets, end of period	$27,750,782		$30,337,985		$42,191,091		$41,992,083	$55,699,475	$60,797,852
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.85	%E	1.86%		1.87%		1.89%	1.89%	1.85%
Expenses, net of reimbursements and/or recoupments	1.81	%E	1.81%		1.83	%F	1.89%	1.89%	1.85%
Net investment income, before expense reimbursements and/or recoupments	5.26	%E	3.85%		5.08%		5.26%	5.24%	4.93%
Net investment income, net of reimbursements and/or recoupments	5.30	%E	3.90%		5.12%		5.26%	5.24%	4.93%
Portfolio turnover rate	13	%D	77%		62%		57%	44%	51%

A	Amount represents less than $0.01 per share.
B	Tax return of capital is calculated based on outstanding shares at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

Disclosure Regarding Approval of the Investment Advisory Agreement for the FEAC Floating Rate Income Fund

February 28, 2023 (Unaudited)

At its December 14, 2022 meeting, the Board of Trustees (“Board”) considered the approval of a new investment advisory agreement (the “Advisory Agreement”) among American Beacon Advisors, Inc. (the “Manager”), the American Beacon Funds (the “Trust”), on behalf of the American Beacon Sound Point Floating Rate Income Fund (the “Fund”), a series of the Trust, and First Eagle Alternative Credit, LLC (the “Subadviser”), the proposed subadviser for the Fund.

Prior to the December 14, 2022 meeting, information was provided to the Board by the Subadviser in response to requests from the Board and/or the Manager in connection with the Board’s consideration of the Advisory Agreement. The Investment Committee of the Board also met with representatives of the Subadviser.

Provided below is an overview of the primary factors the Board considered at its December 14, 2022 meeting at which the Board considered the approval of the Advisory Agreement. In determining whether to approve the Advisory Agreement, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services to be provided; (2) the prior investment performance of a composite of similar accounts managed by the Subadviser (the “Composite”); (3) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (4) whether fee levels reflect these economies of scale, if any, for the benefit of investors; (5) comparisons of services and fees with contracts entered into by the Fund with the prior subadviser, and contracts entered into by the Subadviser with other clients; and (6) any other benefits anticipated to be derived by the Subadviser from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration of the Advisory Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of investment advisory contracts, such as the Advisory Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Advisory Agreement were reasonable and fair and that the approval of the Advisory Agreement was in the best interests of the Fund.

Nature, Extent and Quality of the Services to Be Provided by the Subadviser. The Board considered information regarding the Subadviser’s principal business activities and overall capabilities to perform the services under the Advisory Agreement. In addition, the Board considered the background and experience of the personnel who will be assigned responsibility for managing the Fund. The Board also considered the Subadviser’s investment resources, infrastructure and the adequacy of its compliance program. The Board also took into consideration the Manager’s recommendation of the Subadviser. The Board considered the Subadviser’s representation that its current and projected staffing levels were adequate to service the Fund. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by the Subadviser were appropriate for the Fund in light of its investment objective, and, thus, supported a decision to approve the Advisory Agreement.

Performance of the Subadviser. The Board evaluated the information provided by the Subadviser regarding the performance of the Composite relative to the performance of the Fund’s benchmark index. The Board considered representations made by the Subadviser regarding the relative performance of the Composite for various periods ended October 31, 2022.

Comparisons of the Amounts to Be Paid Under the Advisory Agreement with Those Under Contracts Between the Fund and the Prior Subadviser, and the Subadviser and Its Other Clients. In evaluating the Advisory Agreement, the Board reviewed the proposed advisory fee rate for services to be performed by the Subadviser on behalf of the Fund, and considered that, at all asset levels, the advisory fee rate was equal to or less than the advisory fee rate paid by the Fund to the prior subadviser. The Board considered that the Subadviser’s investment advisory fee rate under the Advisory Agreement would be paid to the Subadviser by the Fund. The Board considered the Subadviser’s representation that the advisory fee rate proposed for the Fund is favorable

Disclosure Regarding Approval of the Investment Advisory Agreement for the FEAC Floating Rate Income Fund

February 28, 2023 (Unaudited)

compared to other client accounts that the Subadviser manages to maintain daily liquidity. After evaluating this information, the Board concluded that the Subadviser’s advisory fee rate under the Advisory Agreement was reasonable in light of the services to be provided to the Fund.

Costs of the Services to Be Provided and Profits to Be Realized by the Subadviser and Its Affiliates from Its Relationship with the Fund. The Board did not consider the costs of the services to be provided and any profits to be realized by the Subadviser from its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Manager and the Subadviser with respect to the negotiation of the advisory fee rate on behalf of the Fund.

Economies of Scale. The Board considered the Subadviser’s representation that it believes that the proposed advisory fee rate for the Fund reflects potential economies of scale for the benefit of the Fund’s investors.

Benefits to Be Derived by the Subadviser from Its Relationship with the Fund. The Board considered the Subadviser’s representation that it does not expect to benefit from any indirect “fall-out” benefits by virtue of its relationship with the Fund.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager or the Subadviser, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), concluded that the proposed investment advisory fee rate is fair and reasonable and the approval of the Advisory Agreement is in the best interests of the Fund and approved the Advisory Agreement.

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Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling

1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of each Fund’s portfolio holdings is also made available on the Funds’ website at www.americanbeaconfunds.com, approximately sixty days after the end of each quarter for the FEAC Floating Rate Income Fund and twenty days after the end of each month for the SiM High Yield Opportunities Fund.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, which is available free of charge on the Fund’s website at www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon FEAC Floating Rate Income Fund and American Beacon SiM High Yield Opportunities Fund are service marks of American Beacon Advisors, Inc.

SAR 02/23

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Jeffrey K. Ringdahl
Jeffrey K. Ringdahl
President
American Beacon Funds
Date: May 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jeffrey K. Ringdahl	By	/s/ Sonia L. Bates
Jeffrey K. Ringdahl		Sonia L. Bates
President		Chief Accounting Officer and Treasurer
American Beacon Funds		American Beacon Funds
Date: May 4, 2023		May 4, 2023